--------------------------------------------------------------------------------
                            Registration No. 33-80195
                                             811-9142

                                              Filed April 30, 1997

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Pre-Effective Amendment No.                                       ___
      Post-Effective Amendment No. 5                                    /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                                       ___
      Amendment No. 5                                                   /X/


                           ---------------------------

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

It is proposed that this filing will become effective (check appropriate box)


      |X| immediately upon filing pursuant to Rule 485 paragraph (b)(1)(vii)

      |_| 60 days after filing pursuant to paragraph (a)(1)

      |_| on (date) pursuant to paragraph (a)(1)

      |_| 75 days after filing pursuant to paragraph (a)(2)

      |_| on (date) pursuant to paragraph (a)(2) of Rule 485

------------------------------------------------------------------------------

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and that the Rule 24f-2 Notice for Registrant's fiscal year 1997 will be filed on or before February 28, 1998.

Page 1 of ___ pages sequentially numbered.

                         THE NAVELLIER PERFORMANCE FUNDS

                                    CONTENTS

This Registration Statement on Form N-1A consists of the following:

      1.    Facing Sheet
      2.    Contents
      3.    Cross-Reference Sheet
      4.    Part A - Prospectus for all shares of The Navellier Performance
                     Funds
      5.    Part B - Statement of Additional Information for all shares of The
                     Navellier Performance Funds
      6.    Part C - Other Information
      7.    Signature Sheet
      8.    Exhibits

                              CROSS-REFERENCE SHEET

                                     Part A
                                     ------

Form N-1A Item Number                     Prospectus Caption
---------------------                     ------------------

1.    Cover Page                          Cover Page

2.    Synopsis                            Summary of Fund Expenses

3.    Condensed Financial Information     Condensed Financial Information -
                                          Financial Highlights

4.    General Description of Registrant   Investment Objectives and Policies,
                                          General Information, Risk
                                          Considerations

5.    Management of Registrant            Management of the Fund

5A.   Management's Discussion of Fund     Financial Highlights; Performance
        Performance

6.    Capital Stock and Other Securities  General Information

7.    Purchases of Securities             Management of the Fund
        Being Offered
                                          How to Buy Shares

                                          Dividend Reinvestment

                                          Distribution Fees

8.    Redemption or Repurchase            How to Redeem Shares

9.    Legal Proceedings                   N/A

                 Part B - Statement of Additional Information
                 --------------------------------------------

Form N-1A Item Number
---------------------

10.   Cover Page                          Cover Page

11.   Table of Contents                   Table of Contents

12.   General Information and History     N/A

13.   Investment Objectives and Policies  Investment Objective and Policies
                                          Investment Restrictions

14.   Management of the Fund              Management

15.   Control Persons and Principal       Management
        Holders of Securities

16.   Investment Advisory                 Management of the Fund
        and Other Services                Management

                                          Distribution Plan

                                          Other Information

17.   Brokerage Allocation and            Portfolio Transactions
        Other Practices                   Management of the Fund

18.   Capital Stock and Other             General Information
        Securities

19.   Purchase, Redemption and Pricing    How to Buy Shares
        of Securities Being Offered       Net Asset Value

20.   Tax Statutes                        Dividends, Distributions, and Taxes

21.   Underwriters                        Management
                                          Distribution Plan

22.   Calculation of Performance Data     Performance Information

23.   Financial Statements                Financial Statements

                                     Part C
                                     ------

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                         THE NAVELLIER PERFORMANCE FUNDS

      The Navellier Performance Funds (the "Fund") is an open-end management investment company which offers its shares in a series of no load non-diversified and diversified portfolios. The Fund is presently offering its shares in three Portfolios: the Navellier Aggressive Growth Portfolio ("Aggressive Growth") - a non-diversified open-end management company portfolio (See p. __); the Navellier Mid Cap Growth Portfolio ("Mid Cap Growth"), a diversified open-end management company portfolio investing in mid cap growth securities (See p. __); and the Navellier Aggressive Small Cap Portfolio ("Aggressive Small Cap"), a diversified open-end management company portfolio investing in small cap growth securities (See p. __). Additional non-diversified or diversified portfolios may be added to the Fund in the future. There can be no assurance that the Portfolios of the Fund will achieve their investment objectives.

      This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be read and retained for future reference.

      A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing The Navellier Performance Funds c/o Navellier Securities Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Telephone:
1-800-887-8671. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, its investment adviser, or its distributor. This Prospectus does not constitute an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

                        Distributor and Sales Information
                        ---------------------------------

                           Navellier Securities Corp.
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671


                  The date of this Prospectus is April 30, 1997

                                TABLE OF CONTENTS

SHAREHOLDER TRANSACTION EXPENSES
      AND ANNUAL FUND OPERATING EXPENSES.....................................  1


SUMMARY......................................................................  6

INVESTMENT OBJECTIVES AND POLICIES...........................................  8

SPECIAL INVESTMENT METHODS AND RISKS......................................... 11

INVESTMENT RESTRICTIONS...................................................... 12

RISK FACTORS................................................................. 13

PERFORMANCE.................................................................. 16

MANAGEMENT OF THE FUND....................................................... 19

EXPENSES OF THE FUND......................................................... 21

REPORTS AND INFORMATION...................................................... 23

DESCRIPTION OF SHARES........................................................ 24

DIVIDENDS AND DISTRIBUTIONS.................................................. 25

TAXES........................................................................ 26

PURCHASE AND PRICING OF SHARES............................................... 28

REDEMPTION OF SHARES......................................................... 31

CERTAIN SERVICES PROVIDED TO SHAREHOLDERS.................................... 34

ADDITIONAL INFORMATION....................................................... 35

ASSENT TO TRUST INSTRUMENT................................................... 36

                        SHAREHOLDER TRANSACTION EXPENSES
                       AND ANNUAL FUND OPERATING EXPENSES

                                              Navellier  Navellier    Navellier
                                              Aggressive  Mid Cap    Aggressive
                                                Growth     Growth     Small Cap
                                              Portfolio  Portfolio    Portfolio
                                              ---------  ---------    ---------

Shareholder Transaction Expenses(1)
---------------------------------

Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price) ....       0%         0%           0%
Maximum Sales Load Imposed on
   Reinvested  Dividends ..................      None       None         None
Redemption Fees ...........................      None       None         None
Exchange Fee(3) ...........................      0-$5       0-$5         0-$5

Annual Fund Operating Expenses
(as a percentage of average net assets)


Management Fees(4) ........................     1.25%      1.25%        1.15%
12b-1 Fees(2) .............................     0.25%      0.25%         None
Other Expenses  (after waivers)(5).........     0.50%      0.50%        0.40%
                                                ----       ----         ----
Total Fund Operating Expenses
  (after waivers)(6)                            2.00%      2.00%        1.55%
                                                ====       ====         ====

----------
      (1) The above table of fees and other expenses is provided to assist you in understanding the various potential costs and expenses that an investor in the Fund may bear directly or indirectly . The Investment Adviser may, but is under no obligation to, reimburse the Fund's expenses now or in the future. The Navellier Aggressive Growth Portfolio has been in existence and has an operating history beginning December 28, 1995. The Navellier Mid Cap Growth Portfolio has been in existence and has an operating history beginning November 26, 1996. The Navellier Aggressive Small Cap Portfolio has been in existence since November 26, 1996 but had no assets, expenses or operating history during the period November 26, 1996 through December 31, 1996.

      (2) The Aggressive Growth Portfolio, and the Mid Cap Growth Portfolio do not charge an initial sales load but do pay an annual 0.25% 12b-1 fee to the distributor or brokers who have signed a selling agreement with the Fund. The applicable Portfolio of the Fund pays these brokers or the distributor annually 0.25% of the value of the assets of the applicable Portfolio of the Fund which were obtained by said broker or distributor. The fee is paid to the broker or distributor for continuous personal services and distribution services by such broker or distributor to investors in the applicable Portfolio. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent. Long-term shareholders in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers ("NASD"). There is no 12b-1 fee charged to shareholders of the Navellier Aggressive Small Cap Portfolio.

      (3) Shares of the Aggressive Growth Portfolio or the Mid Cap Growth Portfolio or the Aggressive Small Cap Portfolio may be exchanged for shares of each other at net asset value without charge (up to five (5) exchanges per account). There is a charge of $5 per exchange thereafter.

      (4) Represents the advisory fee paid to Navellier Management, Inc. (See "Expenses of the Fund - Compensation of the Investment Adviser".)

      (5) Before the Investment Advisor waived reimbursement of costs advanced, "Other Expenses" of the Aggressive Growth Portfolio were 0.72% of the Portfolio's average net assets for the period January 1, 1996 through December 31, 1996. Before the Investment Advisor waived reimbursement of costs advanced, "Other Expenses" of the Mid Cap Growth Portfolio were 113.02% of the Portfolio's average net assets for the period November 26, 1996 through December 31, 1996 or 10.87% on an annualized basis. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Aggressive Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Mid Cap Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Aggressive Small Cap Portfolio advanced by it in excess of a 1.55% operating expense ratio for the fiscal year ended December 31, 1997.
      (6) This includes the annual 0.25% 12b-1 fee for the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio (there is no 12b-1 fee for the Aggressive Small Cap Portfolio), which has the effect of increasing annual operating expenses. Before waiver of reimbursement of costs advanced, "Total Fund Operating Expenses" of the Aggressive Growth Portfolio were 2. 22% of average net assets.Before waiver of reimbursement of costs advanced, "Total Fund Operating Expenses" of the Mid Cap Growth Portfolio for the short period of November 26, 1996 through December 31, 1996 were 113.02% of average net assets. There were no waivers of reimbursement of costs advanced and no actual "Total Fund Operating Expenses" of the Aggressive Small Cap Portfolio for the short period of November 26, 1996 through December 31, 1996 since it had no assets and no expenses during that initial period. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Aggressive Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 199 7. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Mid Cap Growth Portfolio advanced by it in excess of a 2% operating expense ratio for the fiscal year ended December 31, 1997. The Investment Advisor has agreed to waive reimbursement of all operating expenses for the Aggressive Small Cap Portfolio advanced by it in excess of a 1.55% operating expense ratio for the fiscal year ended December 31, 1997.

EXAMPLES:


The following example indicates the direct and indirect expenses an investor (maintaining an average annual investment of $1,000) could expect to incur in a single year, three-year, five year and ten year period for the applicable portfolio:


                                Navellier      Navellier
                                Aggressive     Mid Cap
                                Growth         Growth
                                Portfolio      PortfolioNavellier
                                ---------      ---------
                                               Aggressive
                                               Small Cap
                                               Portfolio
                                               ---------


One-Year .......................$21            $21                 $21
Three-Year .....................$64            $64                 $64
Five-Year  .....................$112           $__*                $__*
Ten-Year .......................$238           $__*                $__*


The foregoing examples assume (a) that an investor maintains an average of $1,000 invested in the Portfolio; (b) no sales load; (c) a 5% annual return; (d) percentage amounts listed above for Annual Fund Operating Expenses remain constant (for all periods shown above); (e) reinvestment of all dividends and distributions; and (f) no exchanges between Portfolios.

      The examples shown above should not be considered a representation of past or future expenses. Actual expenses of each Portfolio of the Fund may be greater or less than those shown above.


* No estimates because the Portfolio had an operating history of less than 10 months.

                              FINANCIAL HIGHLIGHTS


      The following tables set forth the financial histories for the Aggressive Growth Portfolioand the Mid Cap Growth Portfolio. The distribution of the Aggressive Growth Portfolio Shares commenced on December 28, 1995. The distribution of the Mid Cap Growth Portfolio Shares commenced on November 26, 1996.

      There is a short financial history (from November 26, 1996 through December 31, 1996) for the Mid Cap Growth Portfolio. There is no financial history for the Aggressive Small Cap Portfolio for the period November 26, 1996
- December 31, 1996 because there were no assets or expenses..

      Deloitte & Touche LLP, the Fund's independent auditor, has audited the financial information for the Aggressive Growth Portfolio for the period December 28, 1995 - December 31, 1995 and for the year ended 1996. Deloitte & Touche LLP has also audited the financial information for the Mid Cap Growth Portfolio for the period November 26, 1996 - December 31, 1996. The report for the Aggressive Growth Portfolio for the period January 1, 1996 - December 31, 1996 is audited and is included in the Annual Report of the Fund. The report for the Mid Cap Growth Portfolio for the period November 26, 1996 - December 31, 1996 is also audited and is also included in the Annual Report of the Fund. Those reports are available upon request and are incorporated by reference into the Statement of Additional Information.

                                           Navellier Aggressive Growth Portfolio
------------------------------------------------------------------------------


                                                                    Audited                    Audited
                                                                 For the Fiscal                For the
                                                                   Year Ended             Fiscal Year Ended
                                                               December 31, 1996          December 31, 1995*


Per Share Operating Performance:

  Net Asset Value - Beginning of Year                                $9.99                      $10.00
                                                                     ------                     ------

  Income from Investment Operations:
   Net Investment Income (Loss)                                     (0.120)                      0.002
   Net Realized and Unrealized Gains (Losses) on Securities          2.380                     (0.008)

    Total from Investment Operations                                 2.260                     (0.006)


  Distributions to Shareholders:
   From Net Investment Income                                           --                          --
   From Net Realized Capital Gains                                      --                          --
                                                                    ------                      ------

    Total Distributions to Shareholders                                 --                          --
                                                                    ------                      ------


    Net Increase (Decrease) in Net Asset Value                       2.26                       (0.01)
                                                                     ----                       -----
    Net Asset Value - End of Year                               $   12.25                       $ 9.99
                                                                =========                       ======


   Total Investment Return(1)                                       22.62 %                      (0.10) %

--------
(1)Total returns for period of less than one year are not annualized.

--------------------------------------------------------------------------------

                                                           Audited              Audited
                                                        For the Fiscal       For the Fiscal
                                                          Year Ended           Year Ended
                                                      December 31, 1995*   December 31, 1996
                                                      -----------------    -----------------

Ratios to Average Net Assets:
  Expenses After Reimbursement(2),(3)                        2.00 %              2.00 %
  Expenses Before Reimbursement(2),(3)                       2.22 %             27.25 %
  Net Investment Income (Loss)(2)                          (1.57) %              2.59 %

Supplementary Data:
  Portfolio Turnover Rate                                   169.0 %                --
  Net Assets at End of Year (000's omitted)             $  95,246                $300
  Number of Shares Outstanding
   at End of Year (000's omitted)                           7,774                  30
  Average Commission Rate Paid Per Share(4)             $   .0389                ____


* From Commencement of Operations December 28, 1995.


--------

            (2) Annualized.
      (3) The Aggressive Growth Portfolio has only been in existence since December 28, 1995. During the three days it was in existence during 1995, it had substantial start-up expenses in relation to the small amount of total initial investments in the Portfolio during those first three days and therefore would have had an operating expense ratio of 27.25% for that three day period if the Investment Advisor had not agreed to waive reimbursement of operating expenses which it had advanced during that period. The Investment Advisor was entitled to reimbursement of costs advanced during that three day period but agreed to waive reimbursement which resulted in an actual operating expense ratio for 1995 of 2%.
      During the twelve month period ended December 31, 1996, the Aggressive Growth Portfolio had operating expenses of 2% after the Investment Advisor agreed to waive reimbursement of $127,403.00 of expenses advanced. If the Investment Advisor had not waived reimbursement of such amounts, the operating expense ratio during that twelve month period would have been 2.22%.

      (4) The average commission paid for securities purchased during the period 01/01/96 to 12/31/96 was $.0389 per share. Commissions are paid for listed trades, soft dollar trades or trades on crossing networks (i.e. Instinet).

                                              Navellier Mid Cap Growth Portfolio
--------------------------------------------------------------------------------

                                                     Audited For the Fiscal
                                                  Year Ended December 31, 1996*
                                                  -----------------------------
Per Share Operating Performance:
  Net Asset Value - Beginning of Period                              $10.00
                                                                     ------
  Income from Investment Operations:
   Net Investment Income (Loss)                                       0.005
   Net Realized and Unrealized Gains (Losses) on Securities           0.270
                                                                     ------
    Total from Investment Operations                                  0.275
                                                                     ------
  Distributions to Shareholders:
   From Net Investment Income                                        (0.005)
   From Net Realized Capital Gains                                       --
                                                                     ------
    Total Distributions to Shareholders                              (0.005)
                                                                     ------
  Net Increase (Decrease) in Net Asset Value                           0.27
                                                                     ------
  Net Asset Value - End of Period                                   $ 10.27
                                                                     ======
Total Investment Return1                                               2.75 %

Ratios to Average Net Assets:
  Expenses After Reimbursement(2),(3)                                2.00 %
  Expenses Before Reimbursement(2),(3)                             113.02 %
  Net Investment Income (Loss)(2)                                    0.87 %

Supplementary Data:
  Portfolio Turnover Rate                                                --
  Net Assets at End of Period (000's omitted)                        $1,642

  Number of Shares Outstanding at End of Period (000's omitted)         160
  Average Commission Rate Paid Per Share(4)                           $0.03


* From Commencement of Operations December 28, 1995.
-----------------------------------------------------------
--------

      (1)Total returns for periods of less than one year are not annualized.
      (2)Annualized.
      (3) The Mid Cap Growth Portfolio has only been in existence since November 26, 1996. During the 37 days it was in existence during 1996, it had substantial start-up expenses in relation to the small amount of total initial investments in the Portfolio during those first 37 days and therefore would have had an operating expense ratio of 113.02% for that 37 day period if the Investment Advisor had not agreed to waive reimbursement of operating expenses which it had advanced during that period. The Investment Advisor was entitled to reimbursement of costs advanced during that 37 day period but agreed to waive reimbursement which resulted in an actual operating expense ratio for 1996 of 2%.
      During the 37 day period ended December 31, 1996, the Mid Cap Growth Portfolio had operating expenses of 2% after the Investment Advisor agreed to waive reimbursement of all expenses advanced. If the Investment Advisor had not waived reimbursement of such amounts, the operating expense ratio during that 37 day period would have been 113.02%.

      (4) The average commission paid for securities purchased during the period 11/26/96 to 12/31/96 was $0.03 per share. Commissions are paid for listed trades, soft dollar trades or trades on crossing networks (i.e. Instinet).

                                     SUMMARY

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and should be read and retained for future reference. Each of the Portfolios of the Fund is designed for long term investors and not as trading vehicles and are not intended to present a complete investment program for the investor. An investment in any of the Portfolios of the Fund involves certain speculative considerations; see "Risk Factors". The Aggressive Growth Portfolio employs an aggressive investment strategy that has the potential for yielding high returns. However, share prices of the Aggressive Growth Portfolio may also experience substantial fluctuations including declines so that your shares may be worth less than when you originally purchased them. The Aggressive Growth Portfolio seeks long term growth, does not attempt to maintain a balanced Portfolio, and its performance may fluctuate due to the possibility of greater investment of the Portfolio's assets in a single issuer. (See p. __ for greater detail.)

      The Mid Cap Growth and the Aggressive Small Cap Portfolios also employ aggressive investment strategies and can experience substantial fluctuations, including declines, so that shares may be worth less than when originally purchased. However, because these Portfolios can only invest up to 5% of their assets in the securities of any single issuer, in theory they should not pose as great a risk of fluctuation as the Aggressive Growth Portfolio, although there can be no such assurance (See pp. __ for greater detail).

      A Statement of Additional Information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing The Navellier Performance Funds c/o Navellier Securities Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Telephone:
1-800-887-8671. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

Investment Adviser


      Navellier Management, Inc. (the "Investment Advisor") administers the assets of each of the existing three Portfolios of the Fund and determines which securities will be selected as investments for each of the existing Portfolios of the Fund. Louis Navellier, the President and CEO of the Investment Advisor, refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of each Portfolio. He sets the strategies and guidelines for each Portfolio and oversees the Portfolio Manager's activities. Louis Navellier and Alan Alpers are the Portfolio Managers involved in the day-to-day investment activities of the Aggressive Growth Portfolio. Alan Alpers has been an analyst and portfolio manager for Navellier & Associates, Inc. since 1989 and is responsible along with Mr. Navellier for day-to-day management of over $1.5 billion in individual accounts for Navellier & Associates, Inc. Louis Navellier and Alan Alpers are also the Portfolio Managers involved in the day-to-day investment activities of the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio. The Investment Advisor receives an annual advisory fee, equal to 1.25% of the average daily net asset value of assets under management for the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio and receives a fee equal to 1.15% of the average daily net asset value of assets under management for the Aggressive Small Cap Portfolio. The advisory fee for each Portfolio is payable monthly, based upon a percentage of that Portfolio's average daily net assets. The advisory fees paid to the Investment Advisor are higher than those generally paid by most other investment companies. The existing Portfolios of the Fund are paying these higher advisory fees based on their desire to retain Navellier Management, Inc.'s specific application of Modern Portfolio Theory, its particular method of analyzing securities and its investment advisory services.

Distribution of Shares

      Navellier Securities Corp. (the "Distributor") acts as the sole underwriter for the shares of each of the Portfolios of the Fund. The Distributor is a corporation wholly owned by Louis Navellier, who also owns 100% of Navellier Management, Inc., the Fund's Investment Advisor. The Distributor may sell shares of each Portfolio of the Fund directly to investors or shares may be purchased through a network of broker-dealers selected by the Distributor. The Distributor will compensate these selected dealers for shareholder services by paying them directly, or by allowing them to receive annually all or a portion of the 0.25% annual 12b-1 fee paid on the Aggressive Growth Portfolio and on the Mid Cap Growth Portfolio. No 12b-1 fee is paid on the Aggressive Small Cap Portfolio.

How to Invest

      Shares of each Portfolio of the Fund are continuously offered for sale by the Distributor and through selected broker-dealers. The daily purchase price for the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio is the net asset value next computed after receipt of your order. Initial purchases must be at least $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and subsequent investments must be $100 or more.

Risk Factors

      Investment in any Portfolio of the Fund involves special risks and there can be no guarantee of profitability. Some of those risks are briefly described here. Because the Aggressive Growth Portfolio is allowed to invest up to 10% of its assets in any single company and/or up to 25% of its total assets in any single industry, there is potentially a greater risk of loss or fluctuation in value of this portfolio. Some of the small cap securities which the Portfolios may purchase may be difficult to liquidate on short notice or, on occasion, only a portion of the shares of a company in which the Investment Advisor intends to trade may be available to be bought or sold by a Portfolio. There can be no assurance of profitability or of what the percentage of any of the Portfolios' total annual operating expenses will be. Investments, if any, in securities of foreign issuers may pose greater risks. The Investment Advisor's investment style could result in above average portfolio turnover which could result in higher brokerage expenses. As with any equity fund, the investments may decline, resulting in a loss of value to the shareholder. (For more detail, see "Risk Factors".)

                       INVESTMENT OBJECTIVES AND POLICIES

Navellier Aggressive Growth Portfolio

The investment objective of the Navellier Aggressive Growth Portfolio is to achieve long term growth of capital primarily through investments in stocks of companies with appreciation potential.

      The Navellier Aggressive Growth Portfolio is a non-diversified Portfolio, which means it may invest a larger than normal percentage of its total assets in the equity (including convertible debt) securities of any one company or companies which the Investment Adviser believes represents an opportunity for significant capital appreciation. The Investment Adviser will not invest more than 10% of the Portfolio's assets in the securities of any single company or 25% or more of the Portfolio's assets in securities issued by companies in any one industry. Since the Investment Adviser can invest more of the Portfolio's assets in the stock of a single company, this Portfolio should be considered to offer greater potential for capital appreciation as well as greater risk of loss due to the potential increased investment of assets in a single company. This Portfolio, because of its non-diversification, also poses a greater potential for volatility. This Portfolio should not be considered suitable for investors seeking current income. This Portfolio may invest its assets in the securities of a broad range of companies without restriction on their capitalization. Under normal circumstances, the Aggressive Growth Portfolio will invest at least 65% of its total assets in securities of companies. However, that projected minimum percentage could be lowered during adverse market conditions or for defensive purposes and is not a fundamental policy of the Portfolio. Securities of issuers include, but are not limited to, common and preferred stock, and convertible preferred stocks that are convertible into common stock. While this Portfolio intends to operate as a non-diver- sified open end management investment company for the purposes of the 1940 Act, it also intends to qualify as a regulated investment company under the Internal Revenue Code ("Code"). As a non-diversified investment company under the 1940 Act, the Fund may invest more than 5% and up to 25% of its assets in the securities of any one issuer at the time of purchase. However, for purposes of the Internal Revenue Code, as of the last day of any fiscal quarter, this Portfolio may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, the Portfolio may not have more than 5% of its total assets invested in any one issuer, nor may it own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or the securities of investment companies that qualify as regulated investment companies under the Code.
      Investors in the Aggressive Growth Portfolio pay no initial sales charge
(load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load.

Investment Objective of the Navellier Mid Cap Growth Portfolio

      The Investment Objective of the Mid Cap Growth Portfolio is to achieve long-term growth of capital primarily through investment in mid cap companies with appreciation potential. The Mid Cap Growth Portfolio invests in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Mid Cap Growth Portfolio seeks long term capital appreciation through investments in securities of mid cap companies (companies with market capitalization of between $1 Billion and $5 Billion) which the Investment Advisor feels are undervalued in the marketplace. Investors in the Mid Cap Growth Portfolio pay no initial sales charge (load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the Investment Advisor for the Mid Cap Growth Portfolio. Navellier Securities Corp. is the principal distributor for the Mid Cap Growth Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

Investment Objective of the Navellier Aggressive Small Cap Portfolio

      The Investment Objective of the Navellier Aggressive Small Cap Portfolio is to achieve long-term growth of capital primarily through investment in small cap companies with appreciation potential. The Aggressive Small Cap Portfolio invests in equity securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Aggressive Small Cap Portfolio will be to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio's investment objectives may not be changed without shareholder approval. This Portfolio should not be considered suitable for investors seeking current income. Investors in this Portfolio pay no sales charge and no 12b-1 fee.

      Other Investments

      Each of the Portfolios may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the Investment Adviser, such investment will further the cash needs or temporary defensive needs of the Portfolio. In addition, when the Investment Adviser feels that market or other conditions warrant it, for temporary defensive purposes each Portfolio may retain cash or invest all or any portion of its assets in cash equivalents, including money market mutual funds. Under normal conditions, a Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of the Portfolio. If a Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or Rushmore's money market mutual funds. Rushmore Trust & Savings, FSB is also the Fund's Transfer Agent and Custodian. Cash deposits by the Fund in interest bearing instruments issued by Rushmore Trust & Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market investments have no FDIC protection and deposits in Rushmore Trust & Savings accounts have only $100,000 protection.

      It is anticipated that, for each of the Portfolios, all of their investments in corporate debt securities (other than commercial paper) and preferred stocks will be represented by debt securities and preferred stocks which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A,
Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB; securities which are rated BBB/Baa have speculative characteristics). Although investment-quality securities are subject to market fluctuations, the risk of loss of income and principal is generally expected to be less than with lower quality securities. In the event the rating of a debt security or preferred stock in which the Portfolio has invested drops below investment grade, the Portfolio will promptly dispose of such investment. When interest rates go up, the market value of debt securities generally goes down and long-term debt securities tend to be more volatile than short term debt securities.

      In determining the types of companies which will be suitable for investment by the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio, the Investment Adviser will screen over 7,000 stocks and will take into account various factors and base its stock selection on its own model portfolio theory concepts. Each Portfolio invests primarily in what the Investment Adviser believes are undervalued common stocks believed to have long-term growth potential. Stocks are selected on the basis of an evaluation of factors such as earnings growth, expanding profit margins, market dominance and/or factors that create the potential for market dominance, sales growth, and other factors that indicate a company's potential for growth. There are no limitations on the Aggressive Growth Portfolio as to the type, operating history, or dividend paying record of companies or industries in which the Aggressive Growth Portfolio may invest; the principal criteria for investment is that the securities provide opportunities for capital growth. The Mid Cap Growth Portfolio will invest at least 65% of its total assets in equity securities of companies defined as Mid Cap (companies with capitalization of between $1 Billion and $5 Billion). The Aggressive Small Cap Portfolio will invest at least 65% of its total assets in equity securities of companies defined as small cap (companies with capitalization of less than $1 Billion). The Portfolios will invest up to 100% of their capital in equity securities selected for their capital growth potential. The Investment Adviser will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. When selecting such stocks for investment by the Portfolios, the issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups. The Investment Adviser, when investing for the Aggressive Growth Portfolio, may also purchase common stocks of well known, highly researched, large companies if the Investment Adviser believes such common stocks offer opportunity for long-term capital growth.

                      SPECIAL INVESTMENT METHODS AND RISKS

"Short Sales Against the Box"

      Any Portfolio of the Fund is permitted to make short sales if at the time of the short sale the Portfolio owns or has the right to acquire a security equal in kind and amount to the security being sold short, at no additional cost. This investment technique is known as a "short sale against the box."

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

      Any Portfolio may make a short sale against the box, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible into or exchangeable for such security), or when the Portfolio desires to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset theses costs with income from the investment of the cash proceeds of short sales.

                             INVESTMENT RESTRICTIONS

      The Aggressive Growth Portfolio can invest up to 10% of its assets in securities of a single issuer and up to 25% of its assets in securities of companies in a single industry. The Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio can each invest up to 5% of their assets in the securities of a single issuer and each can invest up to 25% of its assets in the securities of a single industry. None of the Portfolios of the Fund may make investments in real estate or commodities or commodity contracts, including futures contracts, but may purchase securities of issuers which deal in real estate or commodities. Each of the existing Portfolios of the Fund are also prohibited from investing in or selling puts, calls, straddles (or any combination thereof). Each of the existing Portfolios of the Fund are prohibited from investing in derivatives. Each of the existing Portfolios may borrow money only from banks for temporary or emergency (not leveraging) purposes provided that, after each borrowing, there is an asset coverage in the borrowing Portfolio of at least 300%. The Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio will not purchase securities if the amount of borrowing by any one of these three named Portfolios respectively exceeds 5% of total assets of the Portfolio. In order to secure any such borrowing, the borrowing Portfolio may pledge, mortgage, or hypothecate up to 10% of the market value of the assets of the Portfolio. The investment by the Portfolio in securities, including American Depository Receipts, of issuers or any governmental entity or political subdivision thereof, located, incorporated or organized outside of the United States is limited to 25% of the net asset value of the Portfolio, provided that no such foreign securities may be purchased unless they are traded on United States securities markets.

      The Fund may not purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933) if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities. The Board of Trustees will determine whether these securities are liquid and will monitor liquidity on an ongoing basis.

      In addition to the investment restrictions described above, the investment program of each Portfolio is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Portfolio are fundamental and may not be changed without shareholder approval.

                                  RISK FACTORS

Lack of Operating History and Experience


      The Aggressive Growth Portfolio went effective December 28, 1995 and has just over one year of operations. The Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio both of which went effective November 26, 1996 are recently organized investment company portfolios with very short histories of operations. The Investment Adviser was organized on May 28, 1993 . Although the Investment Adviser sub-contracts a substantial portion of its responsibilities for administrative services of the Fund's operations to various agents, including the Transfer Agent and the Custodian, the Investment Adviser still has overall responsibility for the administration of each of the Portfolios and oversees the administrative services performed by others as well as servicing customer's needs and, along with each Portfolio's Trustees, is responsible for the selection of such agents and their oversight. The Investment Advisor is also responsible for the selection of securities for investment. None of the principals, officers, legal counsel, or directors of the Investment Adviser (including such of those persons who are also controlling persons or legal counsel of the Fund) had, before June 1993 ever registered, operated, or supervised the operations of investment companies in the past, and there is no assurance that their past business experiences or their experience with The Navellier Series Fund will enable them to successfully manage the assets of the Fund in the future. The owner of the Investment Adviser has been in the business of rendering advisory services to significant pools of capital such as retirement plans and large investors since 1987.

      The owner of the Investment Adviser is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $1.5 billion in investor funds. The owner of the Investment Adviser is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and controls other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which the Investment Adviser intends to employ and invest in while managing the Portfolios of the Fund. Because many of the over-the-counter and other securities which Investment Adviser intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in one or more of the Portfolios of the Fund not being able to purchase or sell all shares which Investment Adviser desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect the performance of the Fund portfolios. Since the Investment Adviser will be trading on behalf of the various Portfolios of the Fund in some or all of the same securities at the same time that Navellier & Associates Inc., Navellier Fund Management, Inc., other Navellier controlled investment entities are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates Inc., Navellier Fund Management, Inc., and other Navellier controlled investment entities and the Fund cannot be completed at the time the order is made, Navellier & Associates, Inc., and the other Navellier controlled investment entities and the Investment Adviser will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Fund. For example, if Navellier & Associates Inc., and Navellier Fund Management, Inc., each place a $25,000 purchase order and Investment Adviser on behalf of the Fund places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates Inc., and Navellier Fund Management, Inc., and $25,000 of the stock to the Fund. As the assets of each Portfolio of the Fund increase the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the various Portfolios. While the Investment Adviser generally does not anticipate liquidity problems (i.e., the possibility that the Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Fund has assets in excess of two billion dollars (although liquidity problems could still occur when the Fund has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity and should not invest in the Fund if he, she, or it is not willing to accept this potentially adverse risk, and by investing, acknowledges that he, she or it is aware of the risks.

      An investment in shares of any Portfolio of the Fund involves certain speculative considerations. There can be no assurance that any of the Portfolios objectives will be achieved or that the value of the investment will increase. An investment in shares of the Aggressive Growth Portfolio may also involve a higher degree of risk than an investment in shares of a more traditional open-end diversified investment company because the Aggressive Growth Portfolio may invest up to 10% of its assets in the securities of any single issuer and up to 25% of its assets in the securities of any single industry, thereby potentially creating greater volatility or increasing the chance of losses. As a non-diversified investment Portfolio, the Aggressive Growth Portfolio may be subject to greater fluctuation in the total market value of the Portfolio, and economic, political or regulatory developments may have a greater impact on the value of this Portfolio than would be the case if the Portfolio were diversified among a greater number of issuers. All Portfolios intend to comply with the diversification and other requirements applicable to regulated investment companies under the Internal Revenue Code.

      All securities in which any of the Fund's Portfolios may invest are inherently subject to market risk, and the market value of the Fund's investments will fluctuate. From time to time the Fund may choose to close a portfolio or portfolios to new investors.

Investing in Securities of Foreign Issuers

      Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. The Investment Adviser will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities as described in the Investment Objectives and Policies section of this Prospectus.
      While to some extent the risks to the Fund of investing in foreign securities may be limited, since each Portfolio may not invest more than 25% of its net asset value in such securities and each Portfolio of the Fund may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist.

Net Asset Value

      The net asset value of each of the Portfolios is determined by adding the values of all securities and other assets of that specific Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of that Portfolio. (See "Purchase and Pricing of Shares Valuation of Shares" and the Statement of Additional Information.)

Portfolio Turnover


      The Portfolio turnover rate for the first twelve months of operation for the Navellier Aggressive Growth Portfolio was 169%. The annual rate of portfolio turnover for the Mid Cap Growth and the Aggressive Small Cap Portfolios is unknown since neither of these two Portfolios has an operating history of more than a year and therefore no actual portfolio turnover rate presently exists. The Investment Adviser estimates that the portfolio turnover rate for the Mid Cap Growth Portfolio and for the Aggressive Small Cap Portfolio will not exceed 300% per annum respectively. However, these are not restrictions on the Investment Adviser and if in the Investment Adviser's judgment a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall Portfolio performance, then the Investment Adviser is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect Portfolio performance. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. (See the Statement of Additional Information, "Taxes".)


Special Risk Considerations Relating to Securities of the Portfolio

      For a description of certain other factors, including certain risk factors, which investors should consider relating to the securities in which the Portfolio will invest, see "Investment Objectives and Policies".

                                   PERFORMANCE


      From time to time the Fund may include the performance history of each Portfolio (and if appropriate, the performance history of the Investment Advisor and/or the Portfolio Manager in managing comparable asset accounts) in advertisements, sales literature, or reports to current or prospective shareholders. Navellier Management, Inc., which is the Investment Advisor to this Fund's Navellier Aggressive Small Cap Portfolio, was, until March 15, 1997, also the Investment Advisor to the Navellier Aggressive Small Cap Equity Portfolio of the Navellier Series Fund which charges a variable sales load. Both Portfolios had, until March 15, 1997, the same investment objectives and restrictions and Navellier Management, Inc., managed both Portfolios in the same way (except that no "load" will be charged to investors of this Fund's Aggressive Small Cap Portfolio). The Investment Advisor's total return (average annual compounded rate of return) on investment in the Navellier Series Fund's Aggressive Small Cap Equity Portfolio from inception (April 1, 1994) through December 31, 1996 was 24.81% per annum. The S&P 500 increased during this period by 23.37% per annum. The total return on investment in the Navellier Series Fund's Aggressive Small Cap Equity Portfolio from January 1, 1996 through December 31, 1996 was 11.98%. The S&P 500 increased during this period by 22.31%. (The total return percentages for the Navellier Aggressive Small Cap Equity Portfolio represent the returns net of any sales charge.)


      Louis Navellier's wholly owned investment advisory firm, Navellier & Associates, Inc., has also managed, on an individual basis, accounts for individuals and institutions since 1987 employing a modern portfolio theory style of stock analysis which uses substantially the same investment objectives, policies and strategies that are employed by Navellier Management, Inc. for the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio.

      The basic difference between the investment style used by Navellier & Associates, Inc. and the style used for the Aggressive Growth Portfolio is that the Aggressive Growth Portfolio can invest a greater percentage of assets (up to 10% of the Portfolio's assets) in the securities of a single company and that the securities are intended to be held for at least three (3) months, whereas investments for private accounts managed by Navellier & Associates, Inc. tend not to have as great a percentage of assets invested in the securities of a single company and can be held for less than three (3) months (although the average holding period for securities is eight months).

      The basic difference between the investment style used by Navellier & Associates, Inc. and the style used by the Mid Cap Growth Portfolio is that Navellier & Associates, Inc. is not restricted to investing in companies with capitalization between $1 Billion and $5 Billion and is not required to hold securities for at least three (3) months, whereas the Mid Cap Growth Portfolio is so restricted in its investments and intends to hold all securities for at least three (3) months. The basic investment style is a proprietary system of computer based screens to anaylyze over 7,000 stocks in order to determine which stocks to buy and sell (the "Navellier system"). Louis Navellier and his staff at Navellier & Associates, Inc. have used the Navellier system since 1987 to manage the private accounts under management.

      The following tables set forth composite performance data for Navellier & Associates, Inc. for all private accounts under its management during the dates indicated. The data is provided to illustrate the past performance of Navellier & Associates, Inc. in managing the private accounts based on the Navellier system, as measured against the S&P 500 Index.

                                 Navellier & Associates, Inc.       S&P 500
                                                                    Index


      1985 . . . . . . . . . . . . . . .  49.95%                          31.84%
      1986 . . . . . . . . . . . . . .    31.2                            18.66
      1987 . . . . . . . . . . . . . . .   8.05                            5.24
      1988 . . . . . . . . . . . . . .    11.40                           16.51
      1989 . . . . . . . . . . . . . . .  22.20                           31.58
      1990 . . . . . . . . . . . . . . .  12.51                           -3.15
      1991 . . . . . . . . . . . . . . .  66.43                           30.50
      1992 . . . . . . . . . . . . . . .   3.12                            7.61
      1993 . . . . . . . . . . . . . . .  16.83                           10.09
      1994 . . . . . . . . . . . . . . .   1.53                            1.31
      1995 . . . . . . . . . . . . . . .  43.80                           37.89
      1996 . . . . . . . . . . . . . . .  10.68                           22.31


                                 Navellier & Associates, Inc.       S&P 500
                                                                    Index


      One Year                            10.68%                          22.31%
      Three Years                         17.33                           19.44
      Five Years                          14.25                           15.10
      Ten Years                           18.28                           15.21
      Since Inception                     23.09                           18.99


      The following table sets forth the performance data for the Navellier Series Fund, Aggressive Small Cap Equity Portfolio. Performance figures for the Navellier Series Fund, Aggressive Small Cap Equity Portfolio are net of the maximum load of 3%.

                                 Navellier Series Fund              S&P 500
                             Aggressive Small Cap Equity Portfolio  Index

      1994*                               13.52%                        5.31%
      1995                                39.48                         37.89
      1996                                11.98                         22.31

* For the period beginning April 1, 1994 through December 31, 1994

Performance information about the Portfolio manager or the Investment Advisor is based on its past performance only and is not an indication of future performance. Performance history may be expressed as total return of each Portfolio.

      The "total return" of each Portfolio refers to the average annual compounded rate of return of the Portfolio over some representative period that would equate an initial payment of $1,000 at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period.

      For more information about calculation of the investment performance of each Portfolio, see the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

The Board of Trustees


      The Fund's Board of Trustees directs the business and affairs of each Portfolio of the Fund as well as supervises the Investment Adviser, Distributor, Transfer Agent and Custodian, as described below.


The Investment Adviser

      Navellier Management, Inc. acts as the Investment Adviser to each of the three existing Portfolios of the Fund. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Investment Adviser is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for each Portfolio. Pursuant to a separate Administrative Services Agreement, the Investment Adviser provides each Portfolio of the Fund with certain administrative services, including accounting and bookkeeping services and supervising the Custodian's and Transfer Agent's activities and each Portfolio's compliance with its reporting obligations. The Investment Adviser may contract (and pay for out of its own resources including the administrative fee it receives) for the performance of such services to the Custodian, Transfer Agent, or others, and may retain all of its 0.25% administrative services fee or may share some or all of its fee with such other person(s). The Investment Adviser also provides each Portfolio of the Fund with a continuous investment program based on its investment research and management with respect to all securities and investments. The Investment Adviser will determine from time to time what securities and other investments will be selected to be purchased, retained, or sold by the Fund.

      The Investment Adviser is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). In 1987, Louis Navellier was in litigation with a business partner and on the advice of his then legal counsel, as part of a legal strategy, filed a personal bankruptcy petition in connection with that litigation. The bankruptcy petition was voluntarily dismissed by Mr. Navellier less than two months later with all creditors being paid in full. Louis G. Navellier is an affiliated person of the Fund and is also the sole owner of the Distributor, Navellier Securities Corp. Louis Navellier is also the sole shareholder of Navellier & Associates Inc. (See the Statement of Additional Information.) Navellier & Associates Inc., is registered as an investment adviser with the Securities and Exchange Commission and with all states which require investment adviser registration. Louis Navellier is registered as an investment adviser representative or agent in all states requiring such registration. Louis Navellier and Navellier & Associates Inc., without admitting liability, did in the past agree to a two-week suspension in California and agreed to pay civil penalties to the States of California, Connecticut, and Maryland for allegedly not being properly registered as an investment adviser. Navellier Management, Inc. is also and has been since January 1994, the investment adviser to The Navellier Series Fund, an open-end diversified investment company. Louis Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

      For information regarding the Fund's expenses and the fees paid to the Investment Adviser see "Expenses of the Fund".

Control Persons and Principal Holders of Securities


      On October 17, 1995, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund (the Navellier Aggressive Growth Portfolio) was subscribed to for purchase by Louis Navellier under an agreement dated October 17, 1995. Such subscription was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares). Louis Navellier is no longer a control person of the Navellier Aggressive Growth Portfolio; nor is he a control person of the Mid Cap Growth Portfolio or the Aggressive Small Cap Portfolio.


The Distributor

      Navellier Securities Corp., acts as the Fund's Distributor and is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers ("NASD"). The Distributor renders its services to the Fund pursuant to a distribution agreement under which it serves as the principal underwriter of the shares of each existing Portfolio of the Fund. The Distributor may sell certain of the Fund's Portfolio shares by direct placements. Through a network established by the Distributor, each of the Fund's Portfolio shares may also be sold through selected broker-dealers. (For information regarding the Fund's expenses and the fees it pays to the Distributor, see "Expenses of the Fund" following.) Louis G. Navellier, an affiliate of the Fund and the Investment Adviser, is an officer, director, and sole shareholder of the Distributor.

The Custodian and the Transfer Agent

      Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, telephone: (301) 657-1510 or (800) 622-1386, is Custodian for the Fund's
securities and cash and Transfer Agent for the Fund shares. The Distributor shall be responsible for the review of applications in order to guarantee that all requisite and statistical information has been provided with respect to the establishment of accounts.

                              EXPENSES OF THE FUND

General


      Each Portfolio is responsible for the payment of its own expenses. These expenses are deducted from that Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Adviser, the Custodian and the Transfer Agent; Trustees' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Adviser under its investment advisory or expense reimbursement agreements with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets. The Investment Advisor may, but is not obligated to, from time to time advance funds, or directly pay, for expenses of the Fund and may seek reimbursement of or waive reimbursement of those advanced expenses.


Compensation of the Investment Adviser

      The Investment Adviser receives an annual 1.25% fee for investment management of The Aggressive Growth Portfolio, an annual 1.25% fee for investment management of the Mid Cap Growth Portfolio and an annual 1.15% fee for investment management of the Aggressive Small Cap Portfolio. Each fee is payable monthly, based upon each Portfolio's average daily net assets. These advisory fees are higher than those generally paid by most other investment companies. The Investment Adviser also receives a 0.25% annual fee for rendering administrative services to the Fund pursuant to an Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund.

Distribution Plans

      The Aggressive Growth Portfolio Distribution Plan

      The Aggressive Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio for expenses incurred for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Aggressive Growth Portfolio may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Aggressive Growth Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the Aggressive

Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Aggresive Growth Portfolio's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Aggressive Growth Portfolio within the context of Rule 12b-1. The payments under the Plan are included in the maximum operating expenses which may be borne by the Aggressive Growth Portfolio.

      The Mid Cap Growth Portfolio Distribution Plan

      The Mid Cap Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby such Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of the Mid Cap Growth Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distribu- tor's overhead expenses attributable to the distribution of the Mid Cap Growth Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts such Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall be 0.25% per year of the average daily net assets of the Mid Cap Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or the Mid Cap Growth Portfolio directly. The 12b-1 Plan for the Mid Cap Growth Portfolio also covers payments by the Distributor and Investment Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by such Portfolio within the context of Rule 12b-1. The payments under the 12b-1 Plan for the Mid Cap Growth Portfolio are included in the maximum operating expenses which may be borne by the Mid Cap Growth Portfolio. Payments under the 12b-1 Plan for the Mid Cap Growth Portfolio may exceed actual expenses incurred by the Distributor, Investment Advisor or others.

Brokerage Commissions

      The Investment Adviser may select selected broker-dealers to execute portfolio transactions for the Portfolios of the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. In addition, when selecting broker-dealers for Fund portfolio transactions, the Investment Adviser may consider the record of such broker-dealers with respect to the sale of shares of the Fund. (See the Statement of Additional Information.)

                             REPORTS AND INFORMATION

      The Fund will distribute to the shareholders of each Portfolio semi-annual reports containing unaudited financial statements and information pertaining to matters of each Portfolio of the Fund. An annual report containing financial statements for each Portfolio, together with the report of the independent auditors for each Portfolio of the Fund is distributed to shareholders each year. Shareholder inquiries should be addressed to The Navellier Performance Funds, at One East Liberty, Third Floor, Reno, Nevada 89501; Tel: (800) 887-8671, or to the Transfer Agent, Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, Telephone: (301) 657-1510 or (800) 622-1386.

                              DESCRIPTION OF SHARES

      The Fund is a Delaware business trust organized on October 17, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Board of Trustees has the power to designate one or more classes ("Portfolios") of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such classes. Presently the Fund is offering shares of three Portfolios - the Navellier Aggressive Growth Portfolio, the Navellier Mid Cap Growth Portfolio and the Navellier Aggressive Small Cap Portfolio, each of which is described above.

      The shares of each Portfolio, when issued, are fully paid and non-assessable, are redeemable at the option of the holder, are fully transferable, and have no conversion or preemptive rights. Shares are also redeemable at the option of each Portfolio of the Fund when a shareholder's investment, as a result of redemptions in the Fund, falls below the minimum investment required by the Fund (see "Redemption of Shares"). Each share of a Portfolio is equal as to earnings, expenses, and assets of the Portfolio and, in the event of liquidation of the Portfolio, is entitled to an equal portion of all of the Portfolio's net assets. Shareholders of each Portfolio of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio except as otherwise required by law or when the Board of Trustees determines that a matter to be voted upon affects only the interest of the shareholders of a particular Portfolio. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Fund is not required, and does not intend, to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of any Portfolio for the purpose of electing or removing Trustees.

      All shares (including reinvested dividends and capital gain distributions) are issued or redeemed in full or fractional shares rounded to the second decimal place. No share certificates will be issued. Instead, an account will be established for each shareholder and all shares purchased will be held in book-entry form by the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

      All dividends and distributions with respect to the shares of any Portfolio will be payable in shares at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as return of capital, ordinary income or long-term capital gain for federal income tax purposes. Between the record date and the cash payment date, each Portfolio retains the use and benefits of such monies as would be paid as cash dividends.

      Each Portfolio will distribute all of its net investment income and net realized capital gains, if any, annually in December.

      If a cash payment is requested with respect to the Portfolio, a check will be mailed to the shareholder. Unless otherwise instructed, the Transfer Agent will mail checks or confirmations to the shareholder's address of record.

      The federal income tax laws impose a four percent (4%) nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in the federal income tax laws. Each Portfolio intends to comply with the distribution requirements and thus does not expect to incur the four percent (4%) nondeductible excise tax, although the imposition of such excise tax may possibly occur.

      Shareholders will have their dividends and/or capital gain distributions reinvested in additional shares of the applicable Portfolio(s) unless they elect in writing to receive such distributions in cash. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether they want dividends reinvested or distributed.

      The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. (See "Taxes" following.)

      In the case of foreign participants whose dividends are subject to U.S. income tax withholding and in the case of any participants subject to 31% federal backup withholding, the Transfer Agent will reinvest dividends after deduction of the amount required to be withheld.

      Experience may indicate that changes in the automatic reinvestment of dividends are desirable. Accordingly, the Fund reserves the right to amend or terminate this provision as applied to any dividend or distribution paid subsequent to written notice of the change sent to shareholders at least 90 days before the record date for such dividend or distribution.

                                      TAXES

Federal Taxes

      Each Portfolio of the Fund is a separate taxpayer and intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 (relating to regulated investment companies) with respect to diversification of assets, sources of income, and distributions of taxable income and will elect to be taxed as a regulated investment company for federal income tax purposes.

      However, the Code contains a number of complex tests relating to qualification which a Portfolio might not meet in any particular year. For example, if a Portfolio derives 30% or more of its gross income from the sale of securities held for less than three months, it may fail to qualify. If a Portfolio did not so qualify, it would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

      Because each Portfolio of the Fund intends to distribute all of its net investment income and net realized capital gains at least annually, it is not expected that any Portfolio of the Fund will be required to pay federal income tax for any year throughout which it was a regulated investment company nor, for this reason, is it expected that any Portfolio will be required to pay the 4% federal excise tax imposed on regulated investment companies that fail to satisfy certain minimum distribution requirements. However, the possibility of federal or state income tax and/or imposition of the federal excise tax does exist.

      If a Portfolio pays a dividend in January of any year which was declared in the last three months of the previous year and was payable to shareholders of record on a specified date in such a month, the dividend will be treated as having been paid and received in the previous year.

      Dividends (other than capital gains dividends) will be taxable to shareholders as ordinary income, whether received in shares or cash and will, in the case of corporate shareholders, generally qualify for the dividends-received deduction to the extent paid out of qualifying dividends received by the Portfolio.

      Capital gains dividends will ordinarily be taxable to shareholders as long-term capital gain, regardless of how long they have held their shares. A dividend is a capital gains dividend if it is so designated by the Portfolio and is paid out of the Portfolio 's net capital gain (that is, the excess of the Portfolio's net long-term capital gain over its net short-term capital loss).

      Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

      If the Fund redeems some or all of the shares held by any shareholder, the transaction will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the Fund (determined for this purpose using certain specific rules of constructive ownership). If a redemption of shares is not treated as a sale or exchange, the amount paid for the shares will be treated as a dividend.

      If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain or loss will generally be treated as capital gain (long-term or short-term, depending upon the holding period for the redeemed shares).

      Shareholders will be subject to information reporting with respect to dividends and redemptions, and may be subject to backup withholding with respect to dividends at the rate of 31% unless (a) they are corporations or come within other exempt categories or (b) they provide correct taxpayer identification numbers, certify as to no loss of exemption from backup withholding, and otherwise comply with applicable requirements of the law relating to backup withholding. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders.

      The Fund may pay taxes to foreign countries with respect to dividends or interest it receives from foreign issuers or from domestic issuers that derive a substantial amount of their revenues in foreign countries, or such taxes may be withheld at the source by such issuers. The Fund will generally be entitled to deduct such taxes in computing its taxable income.

State and Local Taxes

      Each Portfolio of the Fund may be subject to state or local taxation in jurisdictions in which it may be deemed to be doing business. Taxable income of each Portfolio of the Fund and its shareholders for state and local purposes may be different from taxable income calculated for federal income tax purposes.

      Each prospective investor is advised to consult his or her tax adviser for advice as to the federal, state, and local taxation which may be applicable to such investor in connection with an investment in the Fund.

                         PURCHASE AND PRICING OF SHARES

Purchase of Shares

      The Fund's various portfolio shares are sold to the general public on a continuous basis through the Distributor, the Transfer Agent and the Distributor's network of broker-dealers.

Purchase by Mail

      Investments in the Fund can be made directly to the Distributor or through the transfer agent - Rushmore Trust & Savings, FSB - or through selected securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

To Invest By Mail: Fill out an application designating which Portfolio you are investing in and make a check payable to "The Navellier Performance Funds." Mail the check along with the application to:

The Navellier Performance Funds
c/o Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814

      Purchases by check will be credited to an account as of the date the Portfolio's net asset value is next determined after receipt of payment and a properly completed account application. Foreign checks will not be accepted. Be certain to specify which Portfolio or Portfolios you are investing in.

      Purchase orders which do not specify the Portfolio in which an investment is to be made will be returned. (See "Purchase and Pricing of Shares - General Purchasing Information".) Net asset value per share is calculated once daily as of 4 p.m. E.S.T. on each business day. (See "Purchase and Pricing of Shares - Valuation of Shares".)

The Navellier Performance Funds' Portfolios

      The shares of each Portfolio are sold at their net asset value per share next determined after an order in proper form (i.e., a completely filled out application form) is received by the Transfer Agent.

      If an order for shares of a Portfolio is received by the Transfer Agent by 4:00 p.m. on any business day, such shares will be purchased at the net asset value determined as of 4:00 p.m. New York Time on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4:00 p.m New York Time on the next business day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4:00 p.m. New York Time). Shares are entitled to receive any declared dividends on the day following the date of purchase.

Purchases Through Selected Dealers

      Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. New York Time on the day of determination. See "Valuation of Shares". If an investor's order is not transmitted and accepted by 4:00 p.m. New York Time, the investor must settle his or her entitlement to that day's net asset value with the Selected Dealer. Investors may also purchase shares of the Fund by telephone through a Selected Dealer by having the Selected Dealer telephone the Transfer Agent with the purchase order. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent.

      Certain selected Dealers may effect transactions in shares of the Portfolios through the National Securities Clearing Corporation's Fund/SERV system.

      Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is no sales load charged to the investor on purchases of the Fund's Portfolios, whether purchased through a Selected Dealer or directly through the Transfer Agent; there is however an ongoing Rule 12b-1 fee (except as to the Aggressive Small Cap Portfolio).

      Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund at (800) 621-7874.

To Invest By Bank Wire: Request a wire transfer to:

Rushmore Federal Savings Bank
Bethesda, MD
Routing Number 0550 71084
For Account of The Navellier Performance Funds
Account Number 029 385770

      AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510 BETWEEN 8:30 A.M. AND 4:00 P.M. NEW
YORK TIME AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELLED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THE FUND MAY INCUR.

      Such wire should identify the name of the Portfolio, the account number, the order number (if available), and your name.

To Invest By Automatic Monthly Investment Plan:

      Shareholders may make automatic monthly purchases of a Portfolio's shares by executing an automatic monthly withdrawal application authorizing his/her/its bank to transfer money from his/her/its checking account to the Transfer Agent for the automatic monthly purchase of shares of the Portfolio for the shareholder. There is no charge by the Portfolio for this automatic monthly investment plan and the shareholder can discontinue the service at any time.

General Purchasing Information

      Each of the existing Portfolios of the Fund has established a minimum initial investment of $2,000 ($500 in the case of IRA and other retirement plans or qualifying group plans) and $100 for subsequent investments in any Portfolio. Orders for shares may be made by mail by completing the Account Application included with this Prospectus and mailing the completed application and the payment for shares to the Transfer Agent. Documentation in addition to the information required by the Account Application may be required when deemed appropriate by the Fund and/or the Transfer Agent and the Account Application will not be deemed complete until such additional information has been received. The Fund reserves the right to not accept an applicant's proposed investment in any of the Fund's shares.

Valuation of Shares

      The net asset value of the shares of each Portfolio of the Fund are determined once daily as of 4 p.m. New York Time, on days when the New York Stock Exchange is open for trading. In the event that the New York Stock Exchange or the national securities exchanges on which Portfolio stocks are traded adopt different trading hours on either a permanent or temporary basis, the Trustees of the Fund will reconsider the time at which net asset value is to be computed. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of the Portfolio. The price at which a purchase is effected is based on the next calculation of net asset value after the order is received.

      In determining the value of the assets of each Portfolio, the securities for which market quotations are readily available are valued at market value. Debt securities (other than short-term obligations) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. All other securities and assets are valued at their fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                              REDEMPTION OF SHARES

General

      A shareholder may redeem shares of each Portfolio at the net asset value next determined after receipt of a notice of redemption in accordance with the procedures set forth below and compliance with the further redemption information and/or additional documentation requirements described in this Section. As used in this Prospectus, the term "business day " refers to those days on which stock exchanges trading stocks held by the Fund are open for business. The Fund may change the following procedures at its discretion.

      The shareholder will not be credited with dividends on those shares being redeemed for the day on which the shares are redeemed by the Portfolio (but will be credited with dividends on the day such shares were purchased). A check for the proceeds of redemption will normally be mailed within seven days of receipt of any redemption request received by the Transfer Agent. If shares to be redeemed were purchased by check, the Fund may delay transmittal of redemption proceeds only until such times as it is reasonably assured that good payment has been collected for the purchase of such shares, which may be up to 15 days from purchase date. Such delays can be avoided by wiring Federal Funds in effecting share purchases.

      If a shareholder wishes to redeem his or her entire shareholdings in a Portfolio, he or she will receive, in addition to the net asset value of shares, all declared but unpaid dividends thereon. The net asset value of the shares may be more or less than a shareholder's cost depending on the market value of the Portfolio securities at the time of the redemption.

Redemption by Mail

      A shareholder may redeem shares by mail on each day that the New York Stock Exchange is open by submitting a written redemption request to:

The Navellier Performance Funds
c/o Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD  20814

      The request for redemption should include the name of the Portfolio, the account name and number, and should be signed by all registered owners of the shares in the exact names in which they are registered. Each request should specify the number or dollar amount of shares to be redeemed or that all shares in the account are to be redeemed.

Redemptions by Telephone

      If you have indicated on your Account Application that you wish to establish telephone redemption privileges, you may redeem shares by calling the Transfer Agent at 1-800-622-1286 by 4:00 p.m. New York Time on any day the New York Stock Exchange is open for business.

      If any account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Portfolio of the Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include giving some form of personal identification prior to acting on the telephone instructions. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By requesting telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire transfer the redemption proceeds. You cannot redeem shares by telephone until 30 days after you have notified the Transfer Agent of any change of address.

      Telephone redemption is not available for shares held in IRAs. Each Portfolio may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

Further Redemption Information

      Additional documentation (i.e., signature guarantee for redemptions in excess of $1,000 or verification identification when redemption is by telephone) regarding a redemption by any means may be required when deemed appropriate by the Fund and/or the Transfer Agent, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received. An investor should contact the Fund or the Transfer Agent to inquire what, if any, additional documentation may be required.

      The Fund reserves the right to modify any of the methods of redemption upon 30 days' written notice to shareholders.

      Due to the high cost of maintaining accounts of less than $2,000 ($500 for IRA or other qualifying plan accounts), the Fund reserves the right to redeem shares involuntarily in any such account at their then current net asset value. Shareholders will first be notified and allowed 30 days to make additional share purchases to bring their accounts to more than $2,000 ($500 for IRA or other qualifying plan accounts). An account will not be redeemed involuntarily if the balance falls below $2,000 ($500 for IRA or other qualifying plan accounts) by virtue of fluctuations in net asset value rather than through investor redemptions.

      Under certain circumstances (i.e., when the applicable exchange is closed or trading has been restricted, etc.), the right of redemption may be suspended or the redemption may be satisfied by distribution of portfolio securities rather than cash if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund. Information as to those matters is set forth in the Statement of Additional Information.

      Investors may redeem their shares and instruct the Fund or Transfer Agent, in writing or by telephone, to either deposit the redemption proceeds in the money market mutual fund Fund for Government Investors, Inc. - a regulated investment company custodied by Rushmore Trust & Savings, FSB, pending further instructions as to the investor's desire to subsequently reinvest in the Fund or the investor may direct some other disposition of said redemption proceeds. Option to Make Systematic Withdrawals

      The owner of $25,000 or more worth of the shares of any Portfolio may provide for the payment from his/her account of any requested dollar amount (but not less than $1,000) to him/her or his/her designated payee monthly, quarterly, or annually. Shares will be redeemed on the last business day of each month. Unless otherwise instructed, the Transfer Agent will mail checks to the shareholder at his/her address of record. A sufficient number of shares will be redeemed to make the designated payment.

                    CERTAIN SERVICES PROVIDED TO SHAREHOLDERS

Statements of Account

      Statements of Account for each Portfolio will be sent to each shareholder at least quarterly.

Dividend Election

      A shareholder may elect to receive dividends in shares or in cash. If no election is made, dividends will automatically be credited to a shareholder's account in additional shares of the Portfolio to which such dividend relates.

Exchange Privileges


      Shares of each Portfolio in this Fund may be exchanged for one another at net asset value. Exchanges among portfolios of the Fund may be made only in those states where such exchanges may legally be made. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on the net asset value next determined of the shares involved in the exchange. Only one exchange in any 30-day period is permitted. The Fund reserves the right to restrict the frequency or otherwise modify, condition, terminate, or impose charges upon the exchange, upon 60 days' prior written notice to shareholders. Exchanges between Portfolios will be subject to a $5 exchange fee after five (5) exchanges per year. There is a limit of ten (10) exchanges per year. Exchanges will be effected by the redemption of shares of the Portfolio held and the purchase of shares of the other Portfolio. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss, if any, may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. For this purpose, however, a shareholder's cost basis may not include the sales charge, if any, if the exchange is effectuated within 90 days of the acquisition of the shares. Shareholders wishing to make an exchange should contact the Transfer Agent. Exchange requests in the form required by the Transfer Agent and received by the Transfer Agent prior to 4:00 p.m. New York Time will be effected at the next determined net asset value.

                             ADDITIONAL INFORMATION

      The Statement of Additional Information, available upon request, without charge from the Fund, provides a further discussion of certain sections of the Prospectus and other information which may be of interest to certain investors. This Prospectus and the Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission with respect to the securities being sold, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

      Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Statement of Additional Information and the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                           ASSENT TO TRUST INSTRUMENT

      Every Shareholder, by virtue of having purchased a Share or Interest shall become a Shareholder and shall be held to have expressly assented and agreed to be bound by the terms hereof.

Investment Adviser

Navellier Management, Inc.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Distributor                                      THE NAVELLIER PERFORMANCE FUNDS

Navellier Securities Corp.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Independent Auditors


Deloitte & Touche LLP
1900 M Street
Washington, D.C. 20036
(202) 955-4000


Transfer Agent and Custodian

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386

Counsel

Samuel Kornhauser
Law Offices of Samuel Kornhauser
155 Jackson Street, Suite 1807
San Francisco, CA 94111
(415) 981-6281

Sales Information

Navellier Securities Corp.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Shareholder Inquiries

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814

(800) 622-1386                                                    April 30, 1997

NAVELLIER                      New Account Application      For a retirement account application call 800-887-8671
                              =================================================================================================
PERFORMANCE                    800-887-8671
FUNDS

Mail Application & Checks to:
The Navellier Performance Funds
c/o Rushmore Trust & Savings
4922 Fairmont Ave.
Bethesda, MD  20814
800-622-1386

------------------------      =================================================================================================
Registration                   1. Individual___________________________________________________________________________________

    |_| Individual             Name                Initial               Last Name
      Use lines 1 & 3
                               2. Joint Tenant_________________________________________________________________________________
    |_| Joint Account with                                                                  First
      Rights of Survivor       Name                Initial               Last Name
      Lines 1, 2 & 3                                                                        Rights of
                               survivor will be applied unless otherwise indicated
    |_| Joint Account with
      Tenancy in Common        3. Social Security No.___________________________________ Date of Birth_________________________
      Lines 1, 2 & 3                                                                       S.S.# to be used for tax purposes

    |_| Gift to Minor          4. Uniform Gift to Minor________________________________________________________________________
      Lines 4 & 5
OR                             Custodian's Name / State
    |_| Corporations,
      Partnerships,            5.______________________________________________________________________________________________
      Trusts & Others                     Minor's Name               Minor's Social Security No.              Date of Birth
      Lines 6 & 7
                               6.______________________________________________________________________________________________
                                          Name of Corporation or Entity                                       Tax ID Number

                               7. Registration Type:   ___ Corporation    ___ Partnership    ___ Unincorporated Association
                                                       ___ Trust
                               - Date of Trust _______________

                               Please include a copy of the first and last pages of your trust agreement.
------------------------      =================================================================================================
Mailing Address                Street or P.O. Box______________________________________________________________________________

Complete if different from     City____________________________________________ State______________________________ Zip________
above address label
                               Telephone:   Home__________________________________ Work________________________________________

                               Your Residency:        |_| U.S.        |_| Resident Alien        |_| Non-Resident Alien


                               Specify Country_________________________________________________________________________________
------------------------      =================================================================================================


------------------------      ======================================================================================
Investment                           Portfolio                                                          Amount
                               |_|   Navellier Aggressive Growth Portfolio
Make check payable to:         $_____________
The Navellier Performance      |_|   Navellier Mid Cap Growth Portfolio
Funds                          $_____________
                               |_|   Navellier Aggressive Small Cap Portfolio
                               $-------------

                               |_| By check $____________________________     |_| By wire $_________________________

                               Account No.__________________________________________________________________________
                               Minimum initial investment is $2,000 ($500 for IRAs, call 800-887-8671 for an IRA
                               application).Make checks payable to The Navellier Performance Funds. Call 800-622-1386
                               for wiring instructions or see the prospectus.
------------------------      ======================================================================================
Dividends                      |_| Reinvest dividends and capital gains.                    |_|
and Capital Gains              Reinvest dividends, pay capital gains.
Distributions                  |_| Pay dividends and capital gains in cash. |_| Pay dividends, reinvest capital gains.

                               All dividends and capital gains distributions will be reinvested if no box is checked.
                               All distributions will be reinvested if a withdrawal plan is elected.
------------------------      ======================================================================================
Investor Financial             Annual Income: $____________________________  Net Worth: $____________________________
& Investment Info.
Required by NASD               Investment Objective: |_| Growth
------------------------      ======================================================================================

Shareholder                    Telephone/Expedited Redemption - please check all that apply.  These privileges are
Privileges                     subject to the terms set forth in the Prospectus.
                               |_|  Yes, I would like to be able to redeem shares by telephone.
                               |_|   Deposit redemption proceeds in the money market mutual fund, Fund for Government
                                     Investors, Inc., custodied by Rushmore Trust & Savings, FSB.
                               |_|  Wire redemption proceeds to:_____________________________________________________

                               Name of Bank
                                  _____________________________________         _____________________________________
                                                     Type of Account                                 Account Number
                               |_| Mail a check to my address indicated above.
------------------------      ======================================================================================
Systematic     |_|  Yes        A Systematic Withdrawal Plan is available for accounts with an underlying share value of
                               $25,000 or more. If this plan is elected, all distributions will be automatically reinvested.
                               Minimum withdrawal is $1,000.
Withdrawal      |_|  No
Plan
                               Amount of payment $
Optional                       Payments made:     |_| Monthly     |_| Quarterly     |_| Annually
                               Payments to commence the 2nd business day of:___________________________

                               Year
                               If checks are to be sent to another address or paid to someone other than the registered owner shown on application, please provide the following:

                               Name:________________________________________________________________________________
                               Address:_____________________________________________________________________________

------------------------      ======================================================================================
Broker                         Firm_________________________________________________________________________________
Information                    Mailing Address______________________________________________ City___________________
                               State_________________________________________ Zip_____________ Phone________________
If shares are being purchased  Dealer Code__________________________ Office Code____________________ Rep. Number____
through a Service Agent,       Agent Name_________________________________ Agent Signature:_________________________
Agent should complete this
section.
------------------------      ======================================================================================

---------------------------                  =======================================================================
Signatures                                             I/We authorize Rushmore Trust & Savings, FSB, as custodian
& Certification                                  and transfer agent for The Navellier Performance Funds, to honor any requests made in accordance with the terms of this
Confirmation of                                  application, and I/we further affirm that, subject to any
Account Establishment:                           limitations imposed by applicable law, neither Rushmore Trust &
Soon after all essential                         Savings, FSB, nor The Navellier Performance Funds shall be held
items are received by the                        liable by me/us for any loss, liability, cost, or expense for
custodian, a confirmation                        acting in accordance with this application, or any section
statement(s) showing                             thereof. I/We understand that all of the shareholder options
account number(s), amount                        described in this application are subject to the terms set forth
received, shares                                 in the Prospectus.
purchased, and paid per
share will be sent to the                              I/WE CERTIFY THAT WE HAVE FULL RIGHT, POWER,
registered shareholder.                          AUTHORITY, AND LEGAL CAPACITY TO PURCHASE AND REDEEM SHARES
                                                 AND AFFIRM THAT I/WE HAVE RECEIVED AND READ THE PROSPECTUS,
Subsequent Payments:                             AGREE TO ITS TERMS, AND HAVE NOT RELIED ON OR MADE MY/OUR
A new application                                DECISION TO INVEST IN THE NAVELLIER PERFORMANCE FUNDS ON ANY
need not be                                      WRITTEN OR ORAL INFORMATION OTHER THAN THE WRITTEN
submitted with                                   INFORMATION CONTAINED IN THE PROSPECTUS, REGISTRATION
additional payments                              STATEMENT AND STATEMENT OF ADDITIONAL INFORMATION. Under
to an existing                                   penalties of perjury, I/we certify (i) that the number shown
account if a current                             on this form is my/our correct Social Security Number or
application is on                                Taxpayer Identification Number and (ii) that (1) I/we are
file with the                                    not subject to backup withholding either because I/we have
custodian.                                       not been notified by the Internal Revenue Service that I/we
Subsequent purchases                             are subject to backup withholding as a result of a failure
should be identified                             to report all interest or dividends, or (2) the IRS has
by account number                                notified me/us that I am/we are no longer subject to backup
and account                                      withholding. If you have been notified by the IRS that you
registration name.                               are currently subject to backup withholding strike out
                                                 phrase (2) above.


                                                 X___________________________________ X___________________________________
                                                  Signature as it appears on     Date   Joint Signature               Date
                                                  Line No. 1                            (if applicable)

                                     PART B

                         THE NAVELLIER PERFORMANCE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED APRIL 30, 1997

      This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The Navellier Performance Funds (the "Fund"), dated April 30, 1997, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities, Corp., One East Liberty, Third Floor, Reno, Nevada 89501;
Tel: 1-800-887-8671.


                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................1
INVESTMENT OBJECTIVES AND POLICIES.........................................1
TRUSTEES AND OFFICERS OF THE FUND..........................................5
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....................... 8
THE INVESTMENT ADVISER, DISTRIBUTOR,
  CUSTODIAN AND TRANSFER AGENT............................................ 9
BROKERAGE ALLOCATION AND OTHER PRACTICES................................. 14
CAPITAL STOCK AND OTHER SECURITIES....................................... 16
PURCHASE, REDEMPTION, AND PRICING OF SHARES.............................. 17
TAXES.................................................................... 18
UNDERWRITERS............................................................. 21
CALCULATION OF PERFORMANCE DATA.......................................... 22
FINANCIAL STATEMENTS..................................................... 23
APPENDIX................................................................. 24

                        GENERAL INFORMATION AND HISTORY


      The Fund is a business trust company organized under the laws of the State of Delaware on October 17, 1995.


                      INVESTMENT OBJECTIVES AND POLICIES

      Investment Policies. The investment objectives and policies of each Portfolio are described in the "Investment Objectives and Policies" section of the Prospectus. The following general policies supplement the information contained in that section of the Prospectus.

      Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing, negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

      Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

      Banker's Acceptances. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

      Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

      Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become liquid and can sometimes be traded as money market securities.

      United States Government Obligations. Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have a maturity of greater than five years.

      Agencies of the United States government which issue or guarantee obligations include, among others, export-import banks of the United States, Farmers' Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, the Defense Security Assistance Agency of the Department of Defense, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, the Federal National Mortgage Associates, Federal Intermediate Credit Banks, Banks for Cooperatives, and the United States Postal Service. Some of the securities are supported by the full faith and credit of the United States government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

      Investment Restrictions. The Fund's fundamental policies as they affect a Portfolio cannot be changed without the approval of a vote of a majority of the outstanding securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the matter. Such a majority is defined as the lesser of (a) 67% or more of the voting shares of the Fund present at a meeting of shareholders of the Portfolio, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions (except the percentage restrictions on borrowing and illiquid securities -- which percentage must be complied with) and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

      The following investment restrictions are fundamental policies of the Fund with respect to all Portfolios (unless otherwise specified below) and may not be changed except as described above. The Fund may not:

      1. Purchase any securities or other property on margin; provided, however, that the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

      2. Make cash loans, except that the Fund may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

      3. Make securities loans, except that the Fund may make loans of the portfolio securities of any Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33-1/3% of the value of the total assets (taken at market value) of such Portfolio.

      4. Make investments in real estate or commodities or commodity contracts, including futures contracts, although the Fund may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Portfolio.

      5. Invest in oil, gas, or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

      6. Purchase securities of companies for the purpose of exercising management or control.

      7. Participate in a joint or joint and several trading account in securities.

      8. Issue senior securities or borrow money, except that the Fund may (i) borrow money only from banks for any Portfolio for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Portfolio, and (ii) borrow money only from banks for any Portfolio for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of that Portfolio with respect to which the borrowing has been made. As an operating policy, no Portfolio may invest in portfolio securities while the amount of borrowing of the Portfolio exceeds 5% of the total assets of such Portfolio.

      9. Pledge, mortgage, or hypothecate the assets of any Portfolio to an extent greater than 10% of the total assets of such Portfolio to secure borrowings made pursuant to the provisions of Item 8 above.

      10. Purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933), if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would then be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities.

      11. Invest more than 10% of the Aggressive Growth Portfolio's assets in the securities of any single company or 25% or more of any portfolio's total assets in a single industry; invest more than 5% of the assets of the Mid Cap Growth Portfolio or Aggressive Small Cap Portfolio in securities of any single issuer.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of port-folio securities or amount of net assets shall not be considered a violation of the restrictions, except as to the 5%, 10% and 300% percentage restrictions on borrowing specified in Restriction Number 8 above.


      Portfolio Turnover. Each Portfolio has a different expected annual rate of portfolio turnover which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater expenses to the Portfolio, including brokerage commission expenses, dealer mark-ups, and other transaction costs on the sale of securities, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. The portfolio turnover rate for the Navellier Aggressive Growth Portfolio for the period January 1, 1996 through December 31, 1996 was 169%. Because the Navellier Mid Cap Growth Portfolio and the Navellier Aggressive Small Cap Portfolio are new fund portfolios which have not been in operation for a year, no actual turnover rates can be given at this time. The Fund will attempt to limit the annual portfolio turnover rate of each Portfolio to 300% or less, however, this rate may be exceeded if in the Investment Adviser's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance. In Wisconsin an annual portfolio turnover rate of 300% or more is considered a speculative activity and under Wisconsin statutes could involve relatively greater risks or costs to the Fund.

                        TRUSTEES AND OFFICERS OF THE FUND


      The following information, as of April 30, 1997, is provided with respect to each trustee and officer of the Fund:


Name and Address
----------------

Louis Navellier(1)
One East Liberty
Third Floor
Reno, NV 89501

Position(s) Held with
Registrant and Its Affiliates
-----------------------------

Trustee, President and Treasurer of The Navellier Performance Funds. Mr. Navellier is also the CEO, President, Secretary, and Treasurer of Navellier Management, Inc., a Delaware corporation which is the Investment Adviser to the Fund. Mr. Navellier is also CEO, President, Secretary, and Treasurer of Navellier Securities Corp., the principal underwriter of the Fund's shares.

Principal Occupation(s)
During Past Five Years
----------------------


Mr. Navellier is and has been the CEO and President of Navellier & Associates Inc., an investment management company since 1988; CEO and President of Navellier Management, Inc., an investment management company since May 10, 1993 ; CEO and President of Navellier International Management, Inc., an investment management company, since May 10, 1993; CEO and President of Navellier Securities Corp. since May 10, 1993; CEO and President of Navellier Fund Management, Inc., an investment management company, since November 30, 1995; and has been publisher and editor of MPT Review from August 1987 to the present and was publisher and editor of the predecessor investment advisory newsletter OTC Insight, which he began in 1980 and wrote through July 1987.


Name and Address
----------------

Arnold Langsen(2)
The Langsen Group,
Inc. of California
637 Silver Lake Dr.
Danville, CA 94526

Position(s) Held with
Registrant and Its Affiliates
-----------------------------

Trustee (however, Professor Langsen is the President and a shareholder of The Langsen Group, Inc. of California, which corporation provides consulting services to Navellier & Associates Inc.;

Principal Occupation(s)
During Past Five Years
----------------------

Professor Langsen is Professor Emeritus of Financial Economics, School of Business, California State University at Hayward (1973-1992); Visiting Professor, Financial Economics, University of California at Berkeley (1984-1987).

Name and Address
----------------

Barry Sander
695 Mistletoe Rd., #2
Ashland, OR 97520

Position(s) Held with
Registrant and Its Affiliates
-----------------------------

Trustee

Principal Occupation(s)
During Past Five Years
----------------------

Currently the President and CEO of Ursa Major Inc., a stencil manufacturing firm and has been for the past eight years.

Name and Address
----------------

Joel Rossman
Personal Stamp
Exchange, Inc.
360 Sutton Place
Santa Rosa, CA
95407

Position(s) Held with
Registrant and Its Affiliates
-----------------------------

Trustee

Principal Occupation(s)
During Past Five Years
----------------------

Currently President and CEO of Personal Stamp Exchange, Inc., a manufacturer, designer and distributor of rubber stamp products. He has been President and CEO of Personal Stamp Exchange for the past 10 years.

Name and Address
----------------

Jacques Delacroix
University of
Santa Clara
Santa Clara, CA

Position(s) Held with
Registrant and Its Affiliates
-----------------------------

Trustee

Principal Occupation(s)
During Past Five Years
----------------------

Professor of Business Administration, Leavy School of Business, Santa Clara University (1983-present).

----------
(1) This person is an interested person affiliated with the Investment Adviser.

(2) This person, although technically not an interested person affiliated with the Investment Adviser, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.

                                    OFFICERS

      The officers of the Fund are affiliated with the Investment Adviser and receive no salary or fee from the Fund. The Fund's disinterested Trustees are each compensated by the Fund with an annual fee, payable quarterly (calculated at an annualized rate), of $7,500. The Trustees' fees may be adjusted according to increased responsibilities if the Fund's assets exceed one billion dollars. In addition, each disinterested Trustee receives reimbursement for actual expenses of attendance at Board of Trustees meetings.

      The Fund does not expect, in its current fiscal year, to pay aggregate remuneration in excess of $60,000 for services in all capacities to any (a) Trustee, (b) officer, (c) affiliated person of the Fund (other than the Investment Adviser), (d) affiliated person of an affiliate or principal underwriter of the Fund, or (e) all Trustees and officers of the Fund as a group.

      The Board of Trustees is permitted by the Fund's By-Laws to appoint an advisory committee which shall be composed of persons who do not serve the Fund in any other capacity and which shall have no power to dictate corporate operations or to determine the investments of the Fund. The Fund currently has no advisory committee.


     --------------------------------------------------------------------
                             REMUNERATION TABLE
     --------------------------------------------------------------------
                                                       Aggregate
                                                       Remuneration
     Name                   Capacity In Which          From
                            Remuneration Received      Registrant and
                                                       Fund Complex
     --------------------------------------------------------------------
     Louis G. Navellier       Trustee, President,           $ 0.00
                            Chief Executive Officer,
                                 and Treasurer
     --------------------------------------------------------------------
     Barry Sander                   Trustee              $  7,500.00(1)
     --------------------------------------------------------------------
     Arnold Langsen                 Trustee              $  7,500.00(1)
     --------------------------------------------------------------------
     Joel Rossman                   Trustee              $  7,500.00(1)
     --------------------------------------------------------------------
     Jacques Delacroix              Trustee              $  7,500.00(1)
     --------------------------------------------------------------------

(1) Includes $7,500 annual salary and any reimbursement for out-of-pocket expenses . There were no out of pocket expense for fiscal 1996.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


       On October 17, 1995, in order to fulfill the requirements of Section 14(a)(1) of the Investment Company Act of 1940, one hundred percent (100%) of the issued and outstanding shares of the only existing Portfolio of the Fund was purchased by Louis Navellier under a subscription agreement dated October 17, 1995. Such subscription for acquisition was made for an aggregate of $100,000 allocated 100% for the Navellier Aggressive Growth Portfolio (to purchase 10,000 shares). Louis Navellier is no longer a control person of the Fund or any Portfolio.

                      THE INVESTMENT ADVISER, DISTRIBUTOR,
                          CUSTODIAN AND TRANSFER AGENT

      (a) The Investment Adviser

      The offices of the Investment Adviser (Navellier Management, Inc.) are located at One East Liberty, Third Floor, Reno, Nevada 89501. The Investment Adviser began operation in May 1993 and only advises this Fund and The Navellier Series Fund.

            (i) The following individuals own the enumerated shares of outstanding stock of the Investment Adviser and, as a result, maintain control over the Investment Adviser:

                        Shares of Outstanding Stock      Percentage of
Name                    of the Investment Adviser        Outstanding Shares
----                    -------------------------        ------------------

Louis G. Navellier               1,000                         100%

            (ii) The following individuals are affiliated with the Fund, the Investment Adviser, and the Distributor in the following capacities:

Name
----

Louis G. Navellier

Position
--------


Trustee, President, and Treasurer of The Navellier Series Fund; Director, CEO, President, Secretary, and Treasurer of Navellier Management, Inc.,; Director, President, CEO, Secretary, and Treasurer of Navellier Securities Corp.; one of the Portfolio Managers of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio .


Name
----

Alan Alpers

Position
--------


Trustee and Secretary of The Navellier Series Fund; one of the Portfolio Managers of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio .


      (iii) The management fee payable to the Investment Adviser under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between the Investment Adviser and the Fund is payable monthly and is based upon 1.25% of the Aggressive Growth Portfolio's and of the Mid Cap Growth Portfolio's and 1.15% of the Aggressive Small Cap Portfolio's average daily net assets. The Investment Adviser has the right, but not the obligation, to waive any portion or all of its management fee, from time to time.

      Expenses not expressly assumed by the Investment Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund for the account of the applicable Portfolio, the major categories of which relate to taxes, fees to Trustees, legal, accounting, and audit expenses, custodian and transfer agent expenses, certain printing and registration costs, and non-recurring expenses, including litigation.

      In the event that the annual operating expenses of any Portfolio, including amounts payable to the Investment Adviser, paid or payable by such Portfolio for any fiscal year, exceed the expense limitations applicable to the Portfolio imposed by state securities laws or regulations thereunder, as such limitations may be adjusted from time to time, the Investment Adviser shall reduce its management fee to the extent of such excess and, if required, pursuant to any such laws or regulations (unless otherwise waived), will reimburse the applicable Portfolio for annual operating expenses in excess of any such expense limitation. Presently, California has the most restrictive state expense limitations applicable to the Fund. Generally, these limitations provide that the Fund's aggregate annual expenses shall not normally exceed 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of the remaining average net assets of the Fund for any fiscal year.

      The Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its investors except for losses (i) resulting from the willful misfeasance, bad faith, or gross negligence on its part, (ii) resulting from reckless disregard by it of its obligations and duties under the Advisory Agreement, or (iii) a loss for which the Investment Adviser would not be permitted to be indemnified under the Federal Securities laws.

      (iv) Pursuant to an Administrative Services Agreement, the Investment Adviser receives an annual fee of .25% of the value of the assets under management and provides or is responsible for the provision of certain administrative services to the Fund, including, among others, the preparation and maintenance of certain books and records required to be maintained by the Fund under the Investment Company Act of 1940. The Administrative Services Agreement permits the Investment Adviser to contract out for all of its duties there- under; however, in the event of such contracting, the Investment Adviser remains responsible for the performance of its obligations under the Administrative Services Agreement. The Investment Adviser has entered into an agreement with Rushmore Trust & Savings, FSB, to perform, in addition to custodian and transfer agent services, some or all administrative services and may contract in the future with other persons or entities to perform some or all of its administrative services. All of these contracted services are and will be paid for by the Investment Advisor out of its fees or assets.

      In exchange for its services under the Administrative Services Agreement, the Fund reimburses the Investment Adviser for certain expenses incurred by the Investment Adviser in connection therewith but does not reimburse Investment Advisor (over the amount of

0.25% annual Administrative Services Fee) to reimburse it for fees Investment Advisor pays to others for administrative services. The agreement also allows Investment Adviser to pay to its delegate part or all of such fees and reimbursable expense payments incurred by it or its delegate.

      The Investment Adviser Agreement permits the Investment Adviser to act as investment adviser for any other person, firm, or corporation, and designates the Investment Adviser as the owner of the name "Navellier" or any use or derivation of the word Navellier. If the Investment Adviser shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" as part of its title may, solely at the Investment Adviser's option, be withdrawn.

      The Investment Adviser is advancing the Fund's organizational expenses which were $126,000. The Fund has agreed to reimburse the Investment Adviser for the organizational and other expenses it advances, without interest, on a date or dates to be chosen at the sole discretion of Navellier Management, Inc., or the Investment Advisor can elect to waive reimbursement of some or all of such advances. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

      (b) The Distributor

      The Fund's Distributor is Navellier Securities Corp., a Delaware Corporation organized and incorporated on May 10, 1993. Navellier Securities Corp. is registered as a broker-dealer with the Securities Exchange Commission and National Association of Securities Dealers and the various states in which this Fund's securities will be offered for sale and will be registered with such agencies and governments before any Fund shares are sold. The Fund's shares will be continuously distributed by Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a Distribution Agreement, dated October 17, 1995. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. The Distributor is responsible for any payments made to its registered representatives as well as the cost in excess of the 12b-1 fee (discussed below under "Distribution Plan") of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with the distribution of shares of the Fund.

Distribution Plans

      The Aggressive Growth Portfolio Distribution Plan

      The Aggressive Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio for expenses incurred for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution- related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Aggressive Growth Portfolio may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Aggressive Growth Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the Aggressive Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Aggresive Growth Portfolio's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Aggressive Growth Portfolio within the context of Rule 12b- 1. The Distributor was paid $147,832 in 12b-1 fees during the twelve month period ended December 31, 1996. The payments under the Plan are included in the maximum operating expenses which may be borne by the Aggressive Growth Portfolio.


      The Mid Cap Growth Portfolio Distribution Plan

      The Mid Cap Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby such Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of the Mid Cap Growth Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of the Mid Cap Growth Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts such Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall be 0.25% per year of the average daily net assets of the Mid Cap Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or the Mid Cap Growth Portfolio directly. The 12b-1 Plan for the Mid Cap Growth Portfolio also covers payments by the

Distributor and Investment Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by such Portfolio within the context of Rule 12b-1. The payments under the 12b-1 Plan for the Mid Cap Growth Portfolio are included in the maximum operating expenses which may be borne by the Mid Cap Growth Portfolio. Payments under the 12b-1 Plan for the Mid Cap Growth Portfolio may exceed actual expenses incurred by the Distributor, Investment Advisor or others.


      The Distributor was paid $221 in 12b-1 fees during the twelve month period ended December 31, 1996. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent.


      (c) The Custodian and Transfer Agent

      Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund.

      (d) Legal Counsel

      The Law Offices of Samuel Kornhauser is legal counsel to the Fund, to the Investment Adviser and to the Distributor.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

      In effecting portfolio transactions for the Fund, the Investment Adviser adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Adviser may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities; furnishing analysis and reports concerning issuers, industries, economic facts and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Investment Adviser are considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Fund and may benefit both the Fund and other clients of the Investment Adviser or customers of or affiliates of the Investment Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Investment Adviser or its affiliates may benefit the Fund.

      If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

      The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to obtaining best prices and executions, effected through dealers who sell shares of the Fund.

      The Board of Trustees of the Fund will periodically review the performance of the Investment Adviser of its respective responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

      The Board of Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. At present, no recapture arrangements are in effect. The Board of Trustees will review whether recapture opportunities are available and are legally permissible, and, if so, will determine, in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

                       CAPITAL STOCK AND OTHER SECURITIES

      The rights and preferences attached to the shares of each Portfolio are described in the Prospectus. (See "Description of Shares".) The Investment Company Act of 1940 requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts, and the election of Trustees from the separate voting requirements of the Rule.

                   PURCHASE, REDEMPTION, AND PRICING OF SHARES

      Redemption of Shares. The Prospectus, under "Redemption of Shares" describes the requirements and methods available for effecting redemption. The Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange or any other applicable exchange, is closed (other than a customary weekend and holiday closing), (b) when trading on the New York Stock Exchange, or any other applicable exchange, is restricted, or an emergency exists as determined by the Securities and Exchange Commission ("SEC") or the Fund so that disposal of the Fund's investments or a fair determination of the net asset values of the Portfolios is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.

      The Fund normally redeems shares for cash. However, the Board of Trustees can determine that conditions exist making cash payments undesirable. If they should so determine (and if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund), redemption payments could be made in securities valued at the value used in determining net asset value. There generally will be brokerage and other costs incurred by the redeeming shareholder in selling such securities.

      Determination of Net Asset Value. As described in the Prospectus under "Purchase and Pricing of Shares - Valuation of Shares," the net asset value of shares of each Portfolio of the Fund is determined once daily as of 4 p.m. New York time on each day during which the New York Stock Exchange, or other applicable exchange, is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board of Trustees of the Exchange reserves the right to change this schedule. In the event that the New York Stock Exchange or the national securities exchanges on which small cap equities are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Fund will reconsider the time at which net asset value is to be computed.

      Valuation of Assets. In determining the value of the assets of any Portfolio of the Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported - as is the case with many securities traded over-the-counter - the last reported bid price. Debt securities (other than short-term obligations, i.e., obligations which have 60 days or less left to maturity, which are valued on the basis of amortized cost) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by a pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics, and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees.

                                      TAXES

      In the case of a "series fund" (that is, a regulated investment company having more than one segregated portfolio of investments the beneficial interests in which are owned by the holders of a separate series of stock), each investment portfolio is treated as a separate corporation for federal income tax purposes. The Fund will be deemed a series fund for this purpose and, thus, each Portfolio will be deemed a separate corporation for such purpose.

      Each Portfolio of the Fund intends to qualify as a regulated investment company for federal income tax purposes. Such qualification requires, among other things, that each Portfolio (a) make a timely election to be a regulated investment company, (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities (including options and futures) or foreign currencies, (c) derive less than 30% of its gross income from the sale or other disposition within three months of purchase of (i) stock or securities,
(ii) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (iii) foreign currencies or options, futures, or forward contracts on foreign currencies that are not directly related to its principal business of investing in stocks or securities (or options and futures with respect to stocks or securities), and (d) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of its assets is represented by cash, government securities, securities of other regulated investment companies, and securities of one or more other issuers (to the extent the value of the securities of any one such issuer owned by the Portfolio does not exceed 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than government securities and securities of other regulated investment companies) of any one industry. These requirements may limit the ability of the Portfolios to engage in transactions involving options and futures contracts.

      If each Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its "investment company taxable income" (calculated by excluding the amount of its net capital gain, if any, and by excluding the dividends-received and net operating loss deductions) or "net capital gain" (the excess of its long-term capital gain over its net short-term capital loss) which is distributed to shareholders. In determining taxable income, however, a regulated investment company holding stock on the record date for a dividend is required to include the dividend in income on the later of the ex-dividend date or the date of acquisition.

      Dividends paid out of net investment income and net short-term capital gains of a Portfolio will be taxable to shareholders as ordinary income regardless of whether such distributions are reinvested in additional shares or paid in cash. If a portion of a Portfolio's net investment income is derived from dividends from domestic corporations, a corresponding portion of the dividends paid out of such income may be eligible for the dividends-received deduction. Corporate shareholders will be informed as to the portion, if any, of dividends received by them which will qualify for the dividends-received deduction.

      Dividends paid out of the net capital gain of a Portfolio that are designated as capital gain dividends by the Fund will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares. Such dividends will not be eligible for the dividends-received deduction. If shares of the Fund to which such capital gains dividends are attributable are held by a shareholder for less than 31 days and there is a loss on the sale or exchange of such shares, then the loss, to the extent of the capital gain dividend or undistributed capital gain, is treated as a long-term capital loss.

      All distributions, whether received in shares or cash, must be reported by each shareholder on his federal income tax return. Taxable dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been paid by the Fund and received by such shareholders on December 31 of the year if such dividend is actually paid by the Fund during January of the following year.

      Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

      The redemption of all or part of the shares of a series held by any shareholder will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the related Portfolio (determined for this purpose using certain specific rules of constructive ownership). Any redemption that does not substantially reduce a shareholder's percentage ownership interest in a Portfolio may be treated as a dividend.

      If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain will generally be treated as capital gain (long-term or short-term, depending upon the shareholder's holding period for the redeemed shares).

      The exchange of the shares in one Portfolio for shares in another Portfolio will be treated as a taxable exchange for federal income tax purposes. If the exchange occurs within 90 days of the acquisition of the original shares, however, the shareholder's basis in the original shares will not include the sales charge, if any, to the extent such charge does not exceed the amount that would have been charged on the acquisition of the second-acquired shares if such shares were acquired directly. To the extent that the sales charge, if any, paid upon acquisition of the original shares is not taken into account in determining the share- holder's gain or loss from the disposition of the original shares, it is added to the basis of the newly acquired shares.

      On or before January 31 of each year, the Fund will issue to each person who was a shareholder at any time in the prior year a statement of the federal income tax status of all distributions made to such shareholder.

      Shareholders who fail to provide correct taxpayer identification numbers or fail to certify as to no loss of exemption from backup withholding or otherwise fail to comply with applicable requirements of the law relating to backup withholding will be subject to backup withholding with respect to dividends at the rate of 31% unless they are corporations or come within other exempt categories. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders. All shareholders should consult their own tax advisers with regard to the tax consequences applicable to their respective investments in the Fund.

      The foregoing discussion relates solely to United States federal income tax laws as applicable to United States persons (that is, citizens and residents of the United States and domestic corporations, partnerships, trusts, and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the United States and nonUnited States tax consequences of ownership of shares, including the possibility that distributions by the Fund may be subject to a United States withholding tax at the rate of 30% (or at a lower rate under an applicable United States income tax treaty).

      Each Portfolio will be subject to a nondeductible excise tax for any year equal to 4% of the "required distribution" for the year over the "distributed amount" for the year. For this purpose, the term "required distribution" means, with respect to any year, the sum of (a) 98% of the Portfolio's "ordinary income" (that is, its taxable income determined by excluding its net capital gain, if any, by disallowing the dividends-received and net operating loss deductions, and by not taking into account any capital gain or loss), (b) 98% of its net capital gain income (that is, the excess of capital gains over capital losses) for the one-year period ending on December 31 of the year, and (c) the "prior year shortfall" (that is, the excess, if any, of the "grossed-up required distribution" for the prior year over the "distributed amount" for such year). For this purpose, the term "grossed-up required distribution" means, with respect to any year, the required distribution for the year (determined by including 100% of the Portfolio's ordinary income and capital gain net income) and the term "distributed amount" means, with respect to any year, the sum of
(a) the amount of dividends-paid or deemed paid during the year, (b) any amount on which the Portfolio is required to pay corporate tax for the year, and (c) the excess, if any, of the distributed amount for the prior year over the required distribution for such year.

      The individual Portfolios will not be subject to tax in Delaware for any year in which they each qualify as a regulated investment company. They may, however, be subject to such tax for any year in which they do not so qualify and may be subject to tax in certain other states where they are deemed to be doing business. Moreover, distributions may be subject to state and local taxes. In those states which have income tax laws, the tax treatment of such Portfolios and the tax treatment of shareholders with respect to distributions may be different from the federal income tax treatment of such persons.

                                  UNDERWRITERS

      The Fund's shares will be continuously distributed through Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a distribution agreement dated October 17, 1995. The Distributor has a two year business history but only a nine month history of selling this Fund's shares.

      The Distributor acts as the sole principal underwriter of the Fund's shares. Through a network established by the Distributor, the Fund's shares may also be sold through selected investment brokers and dealers. For a description of the Distributor's obligations to distribute the Fund's securities, see "The Investment Adviser, Distributor, Custodian and Transfer Agent - Distributor."

                         CALCULATION OF PERFORMANCE DATA

      Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as total return on the applicable Portfolio.

      The average annual total return on such Portfolios represents an annualization of each Portfolio's total return ("T" in the formula below) over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 payment* ("P" in the formula below) made at the beginning of a one-, five-, or ten-year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("n" in the formula below). The following formula will be used to compute the average annual total return for the
Portfolio:

                               P (1 + T) n = ERV

      In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

      The Navellier Aggressive Growth Portfolio had a total return of 30.63% for the six months ending June 30, 1996. Since the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio are newly formed portfolios and therefore have no history of operation, no performance figures for these portfolios are included.

      Performance information for the Portfolios shall reflect only the performance of a hypothetical investment in the Portfolios during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

      Each Portfolio may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, or other services, as having the same investment objectives. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks ("S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

As summarized in the Prospectus under the heading "Performance and Yield," the total return of each Portfolio may be quoted in advertisements and sales literature.

                              FINANCIAL STATEMENTS




                  December 31, 1996 Audited Financial Statement

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS
AEROSPACE AND DEFENSE -- 1.38%
   40,000  Oregon Metallurgical Corp.*   $   1,290,000
                                         -------------
BUSINESS/MANAGEMENT SERVICES -- 2.92%
  100,000  FPA Medical Management,
             Inc.*                           2,237,500
   34,293  Sitel Corp.*                        484,389
                                         -------------
                                             2,721,889
                                         -------------
CHEMICALS -- 0.80%
   27,000  MacDermid, Inc.                     742,500
                                         -------------
COMPUTER HARDWARE -- 5.70%
   70,000  ENCAD, Inc.*                      2,887,500
   50,000  QLogic Corp.*                     1,287,500
   20,000  Western Digital Corp.*            1,137,500
                                         -------------
                                             5,312,500
                                         -------------
COMPUTER SOFTWARE -- 3.04%
   20,500  Aspen Technology, Inc.*           1,645,125
   30,000  Rational Software Corp.*          1,186,875
                                         -------------
                                             2,832,000
                                         -------------
DATA COMMUNICATIONS/NETWORKING -- 3.32%
   75,000  Davox Corp.*                      3,093,750
                                         -------------
DIVERSIFIED TECHNOLOGY -- 1.48%
   38,000  Zoltek Companies, Inc.*           1,382,250
                                         -------------
ELECTRONICS -- 3.11%
   50,000  Inacom Corp.*                     2,000,000
   84,000  Zytec*                              892,500
                                         -------------
                                             2,892,500
                                         -------------
HEALTHCARE -- 2.62%
   50,000  Safeskin Corp.*                   2,437,500
                                         -------------
HEAVY MACHINERY/CONSTRUCTION -- 3.76%
   78,000  Smith International, Inc.*        3,500,250
                                         -------------
HOME FURNISHINGS -- 1.07%
   50,000  Stanley Furniture Co., Inc.*        993,750
                                         -------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL AND COMMERCIAL SERVICES -- 7.50%
  100,000  DT Industries, Inc.           $   3,500,000
   90,000  SPX Corp.                         3,487,500
                                         -------------
                                             6,987,500
                                         -------------
METALS -- 2.27%
   35,000  Olympic Steel, Inc.*                888,125
   35,000  Reliance Steel and Aluminum
             Co.                             1,225,000
                                         -------------
                                             2,113,125
                                         -------------
NATURAL GAS -- 1.45%
   46,800  North Carolina Natural Gas
             Corp.                           1,351,350
                                         -------------
OIL -- 10.80%
   22,000  Cliffs Drilling Co.*              1,391,500
  140,000  Comstock Resources, Inc.*         1,820,000
   39,000  Ensco International, Inc.*        1,891,500
   30,000  KCS Energy, Inc.                  1,072,500
  130,000  Swift Energy Co.*                 3,883,750
                                         -------------
                                            10,059,250
                                         -------------
OIL AND GAS EXPLORATION -- 11.92%
  110,300  Global Industries, Ltd.*          2,054,338
  180,000  Marine Drilling Companies,
             Inc.*                           3,543,750
   20,000  Seacor Holdings, Inc.*            1,260,000
  120,000  UTI Energy Corp.*                 4,245,000
                                         -------------
                                            11,103,088
                                         -------------
PHARMACEUTICALS -- 10.04%
  103,600  Herbalife International,
             Inc.                            3,379,950
   60,800  Jones Medical Industries,
             Inc.                            2,226,800
   85,000  Medicis Pharmaceutical
             Corp.*                          3,740,000
                                         -------------
                                             9,346,750
                                         -------------
REAL ESTATE -- 1.99%
   75,000  Fairfield Communities, Inc.*      1,856,250
                                         -------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAILERS -- 17.24%
   90,000  Eagle Hardware and Garden,
             Inc.*                       $   1,867,500
  100,000  Equity Marketing, Inc.*           1,850,000
  150,000  Finish Line, Inc.*                3,168,750
  200,000  Paul Harris Stores, Inc.*         3,550,000
   61,500  Ross Stores, Inc.                 3,075,000
   42,700  West Marine, Inc.*                1,206,275
   62,500  Wet Seal, Inc.*                   1,335,937
                                         -------------
                                            16,053,462
                                         -------------
SEMICONDUCTORS AND RELATED -- 2.44%
   50,000  Vitesse Semiconductor Corp.*      2,275,000
                                         -------------
TECHNICAL SERVICES -- 1.34%
   30,000  Technology Solutions Co.*         1,245,000
                                         -------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 1.96%
   60,000  Pairgain Technologies, Inc.*  $   1,826,250
                                         -------------
VEHICLE PARTS AND EQUIPMENT -- 1.29%
   60,000  Miller Industries, Inc.*          1,200,000
                                         -------------
TOTAL COMMON STOCKS -- 99.44%
 (COST $82,787,597)                         92,615,914
                                         -------------
MUTUAL FUNDS -- 0.56%
  520,346  Fund for Government Investors
             (Cost $520,346)                   520,346
                                         -------------
TOTAL INVESTMENTS -- 100.00%
 (COST $83,307,943)                      $  93,136,260
                                         -------------
                                         -------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS
AGRICULTURAL -- 1.77%
    1,500  Grupo Industrial Maseca (ADR)  $    28,687
                                          ------------
AIRLINES -- 1.44%
    1,000  USAir Group, Inc.*                  23,375
                                          ------------
APPAREL/FABRIC -- 2.54%
    1,100  Jones Apparel Group, Inc.*          41,113
                                          ------------
AUTO/TRUCK MANUFACTURING -- 1.26%
      300  Paccar, Inc.                        20,400
                                          ------------
BANKING -- 7.43%
      500  Commerce Bancshares, Inc.           23,125
      500  Greenpoint Financial Corp.          23,625
      600  Provident Bancorp, Inc.             20,400
      500  Regions Financial Corp.             25,844
      300  Star Banc Corp                      27,562
                                          ------------
                                              120,556
                                          ------------
BEVERAGES -- 1.73%
      600  Panamerican Beverages, Inc.         28,125
                                          ------------
BUSINESS/MANAGEMENT SERVICES -- 1.70%
      800  Robert Half International,
             Inc.*                             27,500
                                          ------------
CASINOS/GAMING -- 1.46%
    1,300  International Game Technology       23,725
                                          ------------
CHEMICALS -- 1.50%
      600  Cytec Industries, Inc.*             24,375
                                          ------------
COMPUTER HARDWARE -- 3.94%
      700  Cognos, Inc.*                       19,688
      400  Gateway 2000, Inc.*                 21,425
      400  Western Digital Corp.*              22,750
                                          ------------
                                               63,863
                                          ------------
CONTAINERS AND PACKAGING -- 1.98%
    2,000  Jefferson Smurfit Corp.*            32,125
                                          ------------
COSMETICS/PERSONAL CARE -- 1.48%
      500  Alberto Culver Co.                  24,000
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED TECHNOLOGY -- 3.88%
    1,200  BMC Industries, Inc.           $    37,800
      400  Diebold, Inc.                       25,150
                                          ------------
                                               62,950
                                          ------------
ELECTRIC UTILITIES -- 1.29%
      500  Portland General Corp.              21,000
                                          ------------
ELECTRONICS -- 1.60%
      600  Hubbell, Inc.                       25,950
                                          ------------
ENERGY -- 3.15%
    2,200  NGC Corp.                           51,150
                                          ------------
FINANCIAL SERVICES -- 2.90%
      800  Alliance Capital Management,
             LP                                21,300
      400  Finova Financial Trust              25,700
                                          ------------
                                               47,000
                                          ------------
FOODS -- 2.99%
      500  Interstate Bakeries Corp.           24,562
      400  Vons Companies, Inc.*               23,950
                                          ------------
                                               48,512
                                          ------------
HEALTHCARE -- 1.91%
      700  Mallinckrodt, Inc.                  30,887
                                          ------------
HEAVY MACHINERY -- 1.66%
      600  Smith International, Inc.*          26,925
                                          ------------
HOUSEHOLD PRODUCTS -- 3.57%
    1,100  Fort Howard Corp.*                  30,456
      800  US Industries, Inc.*                27,500
                                          ------------
                                               57,956
                                          ------------
INDUSTRIAL AND COMMERCIAL
 SERVICES -- 1.40%
      400  Valspar Corp.                       22,650
                                          ------------
INSURANCE -- 6.33%
      400  Ace, Ltd.                           24,050
      400  Conseco, Inc.                       25,500

* NON-INCOME PRODUCING.
ADR -- AMERICAN DEPOSITORY RECEIPT

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
MID CAP GROWTH PORTFOLIO
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS (CONTINUED)
      500  Mid Ocean, Ltd.                $    26,250
      400  Progressive Corp.                   26,950
                                          ------------
                                              102,750
                                          ------------
NATURAL GAS -- 3.63%
      700  Nicor, Inc.                         25,025
    2,200  Noram Energy Corp.                  33,825
                                          ------------
                                               58,850
                                          ------------
OFFICE EQUIPMENT/SUPPLIES -- 1.31%
      600  Avery Dennison Corp.                21,225
                                          ------------
OIL -- 3.38%
      600  Ensco International, Inc.*          29,100
      700  Parker and Parsley Petroleum
             Co.                               25,725
                                          ------------
                                               54,825
                                          ------------
OIL AND GAS EXPLORATION -- 6.29%
      500  Camco International, Inc.           23,063
    1,500  Global Marine, Inc.*                30,937
      500  Louisiana Land and
             Exploration                       26,813
      800  Reading and Bates Corp.*            21,200
                                          ------------
                                              102,013
                                          ------------
POWER SUPPLY -- 1.51%
      900  American Power Conversion
             Corp.*                            24,525
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)

RETAILERS -- 2.99%
      400  Ross Stores, Inc.              $    20,000
      600  TJX Companies, Inc.                 28,425
                                          ------------
                                               48,425
                                          ------------
TELECOMMUNICATIONS -- 3.65%
      600  Andrew Corp.*                       31,838
      900  Pairgain Technologies, Inc.*        27,394
                                          ------------
                                               59,232
                                          ------------
TOBACCO -- 1.58%
      800  Universal Corp.                     25,700
                                          ------------
UTILITIES -- 1.53%
      600  National Fuel Gas Co.               24,750
                                          ------------
TOTAL COMMON STOCKS -- 84.78% (COST
 $1,339,675)                                1,375,119
                                          ------------
MUTUAL FUNDS -- 15.22%
  246,952  Fund for Government Investors
             (Cost $246,952)                  246,952
                                          ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $1,586,627)                        $ 1,622,071
                                          ============

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        AGGRESSIVE     MID CAP
                                                                                          GROWTH       GROWTH
                                                                                        PORTFOLIO     PORTFOLIO
                                                                                       ------------  -----------
ASSETS
  Securities at Value (Note 1, see portfolios for cost information)..................  $ 93,136,260  $ 1,622,071
  Receivable for Securities Sold.....................................................     1,904,357           --
  Receivable for Shares Sold.........................................................       919,126       29,100
  Interest Receivable................................................................        15,266           29
  Dividends Receivable...............................................................         7,921        1,330
  Unamortized Organizational Costs (Note 1)..........................................       100,590           --
                                                                                       ------------  -----------
    Total Assets.....................................................................    96,083,520    1,652,530
                                                                                       ------------  -----------
LIABILITIES
  Payable for Shares Redeemed........................................................       366,219        8,740
  Payable for Securities Purchased...................................................       204,376           --
  Investment Advisory Fee Payable (Note 2)...........................................       103,779        1,107
  Administrative Fee Payable (Note 2)................................................        20,756          221
  Distribution Plan Fee Payable (Note 4).............................................        20,756          221
  Other Payables and Accrued Expenses................................................        20,756          221
  Organizational Expenses Payable to Adviser (Note 1)................................       100,590           --
                                                                                       ------------  -----------
    Total Liabilities................................................................       837,232       10,510
                                                                                       ------------  -----------
NET ASSETS...........................................................................  $ 95,246,288  $ 1,642,020
                                                                                       ============  ===========
SHARES OUTSTANDING...................................................................     7,773,720      159,948
                                                                                       ============  ===========
NET ASSET VALUE PER SHARE............................................................        $12.25       $10.27
                                                                                             ======  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                           AGGRESSIVE        MID CAP
                                                                             GROWTH          GROWTH
                                                                            PORTFOLIO       PORTFOLIO
                                                                          -------------   -------------
                                                                          FOR THE YEAR       FOR THE
                                                                              ENDED       PERIOD ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              1996            1996*
                                                                          -------------   -------------
INVESTMENT INCOME
  Interest (Note 1).....................................................  $    187,721      $   1,188
  Dividends (Note 1)....................................................        67,395          1,354
                                                                          -------------   -------------
    Total Investment Income.............................................       255,116          2,542
                                                                          -------------   -------------
EXPENSES
  Investment Advisory Fee (Note 2)......................................       739,162          1,107
  Administrative Fee (Note 2)...........................................       147,832            221
  Distribution Plan Fees (Note 4).......................................       147,832            221
  Transfer Agent and Custodian Fee (Note 3).............................       123,286            785
  Registration Fees.....................................................        36,699         22,694
  Trustees' Fees (Note 2)...............................................        30,000             --
  Organizational Expense (Note 1).......................................        25,200             --
  Shareholder Reports and Notices.......................................        21,997             --
  Legal Fees............................................................        15,179         75,000
  Audit Fees............................................................         4,250             --
  Other Expenses........................................................        18,625             --
                                                                          -------------   -------------
    Total Expenses......................................................     1,310,062        100,028
    Less Expenses Reimbursed by Investment Adviser (Note 2).............      (127,403)       (98,258)
                                                                          -------------   -------------
      Net Expenses......................................................     1,182,659          1,770
                                                                          -------------   -------------
NET INVESTMENT INCOME (LOSS)............................................      (927,543)           772
                                                                          -------------   -------------
Net Realized Loss on Investment Transactions............................   (12,055,596)            --
Net Change in Unrealized Appreciation of Investments....................     9,828,401         35,444
                                                                          -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS..........................................    (2,227,195)        35,444
                                                                          -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........  $ (3,154,738)     $  36,216
                                                                          =============   =============

*FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           MID CAP
                                                                 AGGRESSIVE GROWTH          GROWTH
                                                                     PORTFOLIO            PORTFOLIO
                                                             --------------------------  ------------
                                                             FOR THE YEAR    FOR THE       FOR THE
                                                                ENDED      PERIOD ENDED  PERIOD ENDED
                                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                 1996         1995*         1996**
                                                             ------------  ------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss).............................   $ (927,543)   $       21    $      772
  Net Realized Loss on Investment Transactions.............  (12,055,596)           --            --
  Net Change in Unrealized Appreciation (Depreciation) of
    Investments............................................    9,828,401           (84)       35,444
                                                             ------------  ------------  ------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations...........................................   (3,154,738)          (63)       36,216
                                                             ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income...............................           --            --          (772)
  From Net Realized Capital Gains..........................           --            --            --
                                                             ------------  ------------  ------------
    Total Distributions to Shareholders....................           --            --          (772)
                                                             ------------  ------------  ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares........................  172,216,916       200,000     1,614,544
  Reinvestment of Distributions............................           --            --           772
  Cost of Shares Redeemed..................................  (74,115,827)           --        (8,740)
                                                             ------------  ------------  ------------
    Net Increase in Net Assets Resulting from Share
      Transactions.........................................   98,101,089       200,000     1,606,576
                                                             ------------  ------------  ------------
    TOTAL INCREASE IN NET ASSETS...........................   94,946,351       199,937     1,642,020
NET ASSETS -- Beginning of Year............................      299,937       100,000            --
                                                             ------------  ------------  ------------
NET ASSETS -- End of Year..................................   $95,246,288   $  299,937    $1,642,020
                                                             ============  ============  ============
SHARES
  Sold.....................................................   13,842,072        20,020       160,724
  Issued in Reinvestment of Distributions..................           --            --            75
  Redeemed.................................................   (6,098,372)           --          (851)
                                                             ------------  ------------  ------------
    Net Increase in Shares.................................    7,743,700        20,020       159,948
                                                             ============  ============  ============

 *FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995.
**FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         AGGRESSIVE GROWTH              MID CAP GROWTH
                                                                             PORTFOLIO                    PORTFOLIO
                                                                  -------------------------------       --------------
                                                                    FOR THE            FOR THE             FOR THE
                                                                   YEAR ENDED        PERIOD ENDED        PERIOD ENDED
                                                                  DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                                      1996              1995*               1996**
                                                                  ------------       ------------       --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year......................          $9.99             $10.00              $10.00
                                                                  ------------       ------------          -------
  Income from Investment Operations:
    Net Investment Income (Loss)............................         (0.120)             0.002               0.005
    Net Realized and Unrealized Gains (Losses) on
      Securities............................................          2.380             (0.008)              0.270
                                                                  ------------       ------------          -------
      Total from Investment Operations......................          2.260             (0.006)              0.275
                                                                  ------------       ------------          -------
  Distributions to Shareholders:
    From Net Investment Income..............................             --                 --              (0.005)
    From Net Realized Capital Gains.........................             --                 --                  --
                                                                  ------------       ------------          -------
      Total Distributions to Shareholders...................             --                 --              (0.005)
                                                                  ------------       ------------          -------
  Net Increase (Decrease) in Net Asset Value................           2.26              (0.01)               0.27
                                                                  ------------       ------------          -------
  Net Asset Value -- End of Year............................         $12.25              $9.99              $10.27
                                                                  ============       ============          =======

TOTAL INVESTMENT RETURN.....................................          22.62%             (0.10)%(A)           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................           2.00%              2.00%(B)            2.00%(B)
  Expenses Before Reimbursement (Note 2)....................           2.22%             27.25%(B)          113.02%(B)
  Net Investment Income (Loss)..............................          (1.57)%             2.59%(B)            0.87%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................          169.0%                --                  --
  Net Assets at End of Year (000's omitted).................        $95,246               $300              $1,642
  Number of Shares Outstanding at End of Year (000's
    omitted)................................................          7,774                 30                 160
  Average Commission Rate Paid (C)..........................        $0.0389                                $0.0300

--------------------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995
**FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load, non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund presently consists of three separate portfolios each with its own investment objectives and policies. These financial statements report on two of the three portfolios: Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, and Mid Cap Growth Portfolio, a diversified open-end management company portfolio. The Aggressive Small Cap Portfolio, has been inactive since November 26, 1996, the date of its commencement of operations. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Fund totaling $126,000 are being deferred and amortized over 60 months beginning with the public offering of shares. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1996, unamortized organization costs were $100,590.

2. Investment Advisory Fees and Other Transactions With Affiliates

    Investment advisory services are provided by Navellier Management, Inc. ("Adviser"). Under an agreement with the Adviser, each portfolio of the Fund pays a fee for such services at the annual rate of 1.25% of the daily net assets of the portfolio. The Adviser also receives an annual fee equal to 0.25% of the Fund's average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1995, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the year ended

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

December 31, 1996, the Adviser paid operating expenses of the Aggressive Growth Portfolio totaling $275,236. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio reimbursed, $147,833 of such expenses. The Adviser voluntarily agreed not to seek future reimbursement of $127,403 of such 1996 expenses. During the period November 26, 1996 (commencement of operations) to December 31, 1996, the Adviser voluntarily waived reimbursement for substantially all the operating expenses which were paid on behalf of the Mid Cap Growth Portfolio. Accordingly, at December 31, 1996, there were no prior expenses which could be reimbursed in the future under the agreement.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the year ended December 31, 1996, Trustees' fees totaled $30,000.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of each portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 1996, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                    AGGRESSIVE      MID CAP
                                                      GROWTH        GROWTH
                                                     PORTFOLIO     PORTFOLIO
                                                   -------------  -----------
Purchases........................................  $ 187,396,704  $ 1,339,676
                                                   -------------  -----------
Sales............................................  $  92,784,752  $        --
                                                   -------------  -----------

DECEMBER 31, 1996                                THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

6. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation (depreciation) as of December 31, 1996, based on the cost for Federal income tax purposes is as follows:

                                                       AGGRESSIVE     MID CAP
                                                         GROWTH       GROWTH
                                                       PORTFOLIO     PORTFOLIO
                                                      ------------  -----------
Gross Unrealized Appreciation........................ $ 13,557,766  $    51,729
Gross Unrealized Depreciation........................   (3,791,976)     (16,285)
                                                      ------------  -----------
Net Unrealized Appreciation.......................... $  9,765,790  $    35,444
                                                      ------------  -----------
                                                      ------------  -----------
Cost of Investments for Federal Income Tax Purposes.. $ 83,370,470  $ 1,586,627
                                                      ============  ===========

7. Net Assets

    At December 31, 1996, net assets consisted of the following:

                                                    AGGRESSIVE      MID CAP
                                                      GROWTH        GROWTH
                                                     PORTFOLIO     PORTFOLIO
                                                   -------------  -----------
Paid-in-Capital..................................  $  97,473,567  $ 1,606,576
Undistributed Net Investment Income..............             --           --
Accumulated Net Realized Loss on Investments.....    (12,055,596)          --
Net Unrealized Appreciation of Investments.......      9,828,317       35,444
                                                   -------------  -----------
NET ASSETS.......................................  $  95,246,288  $ 1,642,020
                                                   =============  ===========

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and realized gains/(losses) are reclassified to paid-in-capital. As of December 31, 1996, net investment losses were reclassified to paid-in-capital as follows:

                                                 AGGRESSIVE     MID CAP
                                                   GROWTH        GROWTH
                                                 PORTFOLIO     PORTFOLIO
                                                ------------  ------------
Reduction of paid-in-capital..................  $    927,543            --

    At December 31, 1996, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                 AGGRESSIVE     MID CAP
                                                   GROWTH        GROWTH
EXPIRES DECEMBER 31,                             PORTFOLIO     PORTFOLIO
----------------------------------------------  ------------  ------------
2004..........................................  $ 11,993,069            --

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
 of The Navellier Performance Funds:

We have audited the statements of assets and liabilities, including the portfolios of investments of the Aggressive Growth and the Mid Cap Portfolios (two of the portfolios) of The Navellier Performance Funds (the Fund) as of December 31, 1996, the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Aggressive Growth and Mid Cap Portfolios of The Navellier Performance Funds at December 31, 1996, the results of their operations, the changes in their net assets, and financial highlights for the presented periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Washington, DC
January 31, 1997

                                    APPENDIX

A-1 and P-1 Commercial Paper Ratings

      Each of the Portfolios will invest only in commercial paper which, at the date of investment, is rated A-1 by Standard & Poor's Corporation ("S&P") or P-1 by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

      Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

      The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                     PART C

                                OTHER INFORMATION

Item 24     FINANCIAL STATEMENTS AND EXHIBITS

      1.    Financial Statements:

            (a)   N/A

            (b)   Included in Part B of this Registration Statement:


                  (i)   Annual Report as of December 28, 1995.


            (c)   Included in Part C of this Registration Statement: none

      All other statements and schedules have been omitted because they are not applicable or the information is shown in the Financial Statements or Financial Highlights or notes thereto.

      2.    Exhibits:
            Exhibit Number    Description
            --------------    -----------
                  1.1         Certificate of Trust of Registrant [initial N-1A
                              filed December 8, 1995] *

                  1.2 Declaration of Trust of Registrant [initial N-1A filed December 8, 1995] *

                  2           By-Laws of Registrant [initial N-1A filed
                              December 8, 1995] *

                  3           None

                  4           None

                  5 Investment Management Agreement between Registrant and Navellier Management, Inc., dated October 17, 1995 [initial N-1A filed December 8, 1995]*

                  5.1 Investment Management Agreement between the Navellier Mid Cap Growth Portfolio and Navellier Management, Inc., dated October 30, 1996 [Post-Effective Amendment No. 4 filed November 26, 1996]*

                  5.2 Investment Management Agreement between the Navellier Aggressive Small Cap Portfolio and Navellier Management, Inc., dated October 30, 1996 [Post- Effective Amendment No. 4 filed November 26, 1996]*

                        6.1         Distribution Agreement dated October 17,
                              1995 [initial N-1A filed December 8, 1995] *

                  6.2 Selected Dealer Agreement (specimen) [initial N-1A filed December 8, 1995] *

                  7           None

                  8.1 Administrative Services, Custodian, Transfer Agreement with Rushmore Trust & Savings, FSB [initial N-1A filed December 8, 1995] *

                  8.2 Navellier Administrative Services Agreement [initial N-1A filed December 8, 1995] *

                  9.0 Trustee Indemnification Agreements [initial N-1A filed December 8,1995] *

                  10 Opinion and Consent of Counsel [initial N-1A filed December 8, 1995] *

                  11          Consent of Independent Auditors dated April 28,
                              1997

                  12          None

                  13 Subscription Agreement between The Navellier Performance Funds and Louis Navellier, dated October 17, 1995 [initial N-1A filed December 8, 1995] *

                  13.1 Investment Adviser Operating Expense Reimbursement Agreement [initial N-1A filed December 8, 1995] *

                  14          None

                  15 12b-1 Distribution Plan for the Navellier Aggressive Growth Portfolio [initial N-1A filed December 8, 1995] *

                  15.1 12b-1 Distribution Plan for the Navellier Mid Cap Growth Portfolio dated October 30, 1996 [Post-Effective Amendment No. 4 filed November 26, 1996]*

                  16          N/A

                  17          Financial Data Schedule [filed November 19, 1996]*


* Denotes the document is incorporated herein by reference.

Item 25     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
            WITH REGISTRANT


            (a) As is described in the Statement of Additional Information ("Control Persons and Principal Holders of Securities") the Fund was initially but no longer is controlled by Louis Navellier, the sole stockholder, officer, and director of the Investment Adviser, who also serves as Trustee and in various officer positions with the Fund (as described more fully under "The Investment Adviser, Distributor, Custodian and Transfer Agent" in the Statement of Additional Information).


            (b) The Distributor Navellier Securities Corp. (incorporated under the laws of the State of Delaware) is wholly-owned by Louis G. Navellier, who is also a stockholder, director, and officer of the Investment Adviser and a Trustee and officer of the Fund.

Item 26     NUMBER OF HOLDERS OF SECURITIES


      As of March 31, 1997 the Aggressive Growth Portfolio had 4,367 shareholders; the Mid Cap Growth Portfolio had 255 shareholders; and the Aggressive Small Cap Portfolio had 38 shareholders.


Item 27     INDEMNIFICATION

      The Fund shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers, or trustees of another organization in which it has any interest, as a shareholder, creditor, or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee, or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such person did not engage in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct by written opinion from independent legal counsel approved by a majority of a quorum of trustees who are neither interested persons nor parties to the proceedings. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indem-nity or reimbursement granted herein or to which he may otherwise be entitled except out of the Fund Property. A majority of a quorum of disinterested non-party Trustees may make advance payments in connection with indemnification under this section, provided that the indemnified person shall have given a written undertaking adequately secured to reimburse the Fund in the event it is subsequently determined that he is not entitled to such indemnification, or a majority of a quorum of disinterested non-party Trustees or independent counsel determine, after a review of readily available facts, that the person seeking indemnification will probably be found to be entitled to indemnification.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to the Trustees, officers, and controlling persons of the Fund pursuant to the provisions described under this Item 27, or otherwise, the Fund has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer, or controlling person of the Fund in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Fund may purchase and maintain insurance on behalf of an officer, Trustee, employee, or agent protecting such person, to the full extent permitted by applicable law, from liability incurred by such person as officer, Trustee, employee, or agent of the Fund or arising from his activities in such capacity.

      Section 9 of the Distribution Agreement between the Fund and Navellier Securities Corp., provides for indemnification of the parties thereto under certain circumstances.

Item 28      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Set forth below is a description of any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Fund and each director, officer, or partner of any such investment adviser, is or has been at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee:

Name and
--------
Principal
---------
Business Address
----------------

Louis Navellier
One East
Liberty
Third Floor
Reno,
NV 89501

Positions Held with Registrant
------------------------------
and Its Affiliates
------------------

Trustee, President, and Treasurer of The Navellier Performance Funds, one of Portfolio Managers of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio. Mr. Navellier is also the CEO, President, Treasurer, and Secretary of Navellier Management, Inc., a Delaware Corporation which is the Investment Adviser to the Fund. Mr. Navellier is also CEO, President, Secretary, and Treasurer of Navellier & Associates Inc., Navellier Publications, Inc., MPT Review Inc., and Navellier International Management, Inc.

Principal Occupations During Past
---------------------------------
Two Years
---------


Mr. Navellier is and has been the CEO and President of Navellier & Associates Inc., an investment management company since 1988; is and has been CEO and President of Navellier Management, Inc.; one of the Portfolio Managers for the Investment Adviser to this Fund and was one of Portfolio Managers to The Navellier Series Fund; President and CEO of Navellier Securities Corp., the principal Underwriter to this Fund and The Navellier Series Fund; CEO and President of Navellier Fund Management, Inc. and investment advisory company, since November 30, 1995; and has been publisher and editor of MPT Review from August 1987 to the present, and was publisher and editor of the predecessor investment advisory newsletter OTC Insight, which he began in 1980 and wrote through July 1987.

Item 29      PRINCIPAL UNDERWRITERS

      (a) The Distributor does not currently act as principal underwriter, depositor, or investment adviser for any investment company other than the Fund and The Navellier Series Fund.

      (b) The following information is provided, as of the date hereof, with respect to each director, officer, or partner of each principal underwriter named in response to Item 21:

Name and Principal
Business Address
----------------

Louis Navellier
One East Liberty,
Third Floor
Reno, NV 89501

Position and Offices
with Underwriter
----------------

CEO, President, Director,
Treasurer, and Secretary

Positions and Offices
with Registrant
---------------

Trustee, President, CEO,
Treasurer

      (c) As of the date hereof, no principal underwriter who is not an affiliated person of the Fund has received any commissions or other compensation during the Fund's last fiscal year.

Item 30      LOCATION OF ACCOUNTS AND RECORDS

      All accounts, records, and other documents required to be maintained under
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of The Navellier Performance Funds located at One East Liberty, Third Floor, Reno, Nevada 89501, and the offices of the Fund's Custodian and Transfer agent at 4922 Fairmont Avenue, Bethesda, MD 20814.

Item 31      MANAGEMENT SERVICES

      Other than as set forth in Part A and Part B of this Registration Statement, the Fund is not a party to any management-related service contract.

Item 32      UNDERTAKINGS

      The Fund hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without change.

      The Fund hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

      The Fund hereby undertakes, as to the Navellier Mid Cap Growth Portfolio and as to the Navellier Aggressive Small Cap Portfolio, to file a post-effective amendment using unaudited financial statements, which need not be certified, within four (4) to six (6) months from the effective date of such portfolio's 1933 Act Registration Statement.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Reno, and State of Nevada on the 30th day of April, 1997.


                  THE NAVELLIER PERFORMANCE FUNDS


                  By:
                     ----------------------------------
                     Louis Navellier
                     President and Trustee

      The Navellier Performance Funds, and each person whose signature appears below hereby constitutes and appoints Louis Navellier as such person's true and lawful attorney-in-fact, with full power to sign for such person and in such person's name, in the capacities indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney-in-fact to any and all amendments to said Registration Statement.

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons or their attorneys-in-fact pursuant to authorization given on October 17, 1995, in the capacities and on the date indicated:




----------------------      Trustee and President
Louis Navellier(1)          (Principal Executive                  April 30, 1997
                            Officer), Treasurer


------------------------    Trustee
Joel Rossman                                                      April 30, 1997


------------------------    Trustee
Barry Sander                                                      April 30, 1997


------------------------    Trustee
Arnold Langsen(2)                                                 April 30, 1997


------------------------    Trustee and Secretary
Jacques Delacroix                                                 April 30, 1997

--------
      (1) These persons are interested persons affiliated with the Investment Advisor.

      (2) This person, although technically not an interested person affiliated with the Investment Adviser, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.